UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 811-07899 and 811-07885

Name of Fund:	BlackRock Index Funds, Inc.
BlackRock International Index Fund
BlackRock Small Cap Index Fund

Quantitative Master Series LLC
Master International Index Series
Master Small Cap Index Series

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Index Funds, Inc.

and Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 12/31/2015

Date of reporting period: 03/31/2015

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock International Index Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master International Index Series of Quantitative Master Series LLC	$2,304,458,012
Total Investments (Cost – $2,215,008,109) – 100.0%	2,304,458,012
Other Assets Less Liabilities – (0.0)%	348,817

Net Assets – 100.0%	$2,304,806,829

BlackRock International Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in International Index Series Master (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2015, the value of the investment and the percentage owned by the Fund of the Series was $2,304,458,012 and 79.6%, respectively.

The Fund records its investment in the Series at fair value. The Fund’s investment in the Series is valued pursuant to the pricing policies approved by the Board of Trustees of the Series.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Series’ most recent financial statements as contained in its annual report.

As of March 31, 2015, the Fund’s investment in the Series was classified as Level 2.

During the period ended March 31, 2015, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2015	1

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock Small Cap Index Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Small Cap Index Series of Quantitative Master Series LLC	$185,381,366
Total Investments (Cost – $144,236,874) – 100.0%	185,381,366
Liabilities in Excess of Other Assets – (0.0)%	(27,623)

Net Assets – 100.0%	$185,353,743

BlackRock Small Cap Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Small Cap Index Series (the “Series”), which has the same investment objective and strategies as the Fund. As of March 31, 2015, the value of the investment and the percentage owned by the Fund of the Series was $185,381,366 and 19.8%, respectively.

•	The Fund records its investment in the Series at fair value. The Fund’s investment in the Series is valued pursuant to the pricing policies approved by the Board of Directors of the Series.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Series’ most recent financial statements as contained in its annual report.

As of March 31, 2015, the Fund’s investment in the Series was classified as Level 2.

During the period ended March 31, 2015, there were no transfers between levels.

BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2014

Schedule of Investments March 31, 2015 (Unaudited)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 7.1%
AGL Energy, Ltd.	145,670	$1,686,433
ALS Ltd.	92,006	345,586
Alumina Ltd.	512,206	623,310
Amcor Ltd.	267,014	2,845,021
AMP Ltd.	649,924	3,172,181
APA Group	260,454	1,791,428
Asciano Ltd.	211,529	1,017,239
ASX Ltd.	44,552	1,401,668
Aurizon Holdings Ltd.	462,702	1,703,074
AusNet Services	449,402	498,761
Australia & New Zealand Banking Group Ltd.	604,247	16,810,259
Bank of Queensland Ltd.	78,442	821,976
Bendigo and Adelaide Bank Ltd.	97,453	928,616
BGP Holdings PLC (a)	783,183	8
BHP Billiton Ltd.	709,967	16,502,483
Boral Ltd.	161,277	781,778
Brambles Ltd.	346,342	3,028,830
Caltex Australia Ltd.	30,182	801,012
Coca-Cola Amatil Ltd.	127,342	1,042,594
Cochlear Ltd.	13,689	941,074
Commonwealth Bank of Australia	356,446	25,282,929
Computershare Ltd.	102,841	994,044
Crown Resorts Ltd.	82,136	833,676
CSL Ltd.	103,795	7,261,739
Dexus Property Group	191,750	1,103,919
Federation Centres Ltd.	290,920	671,536
Flight Centre Travel Group Ltd.	12,329	371,074
Fortescue Metals Group Ltd. (b)	342,631	507,196
Goodman Group	375,441	1,807,804
GPT Group	387,750	1,346,792
Harvey Norman Holdings Ltd.	122,036	412,485
Healthscope Ltd.	246,247	572,485
Iluka Resources Ltd.	99,532	641,576
Incitec Pivot Ltd.	372,663	1,151,062
Insurance Australia Group Ltd.	524,673	2,428,704
Leighton Holdings Ltd.	23,200	371,749
Lend Lease Group	120,232	1,518,601
Macquarie Group Ltd.	63,403	3,685,387
Medibank Pvt, Ltd. (a)	576,866	1,017,384
Mirvac Group	775,736	1,184,481
National Australia Bank Ltd.	523,090	15,313,086
Newcrest Mining Ltd. (a)	169,932	1,713,849
Novion Property Group	496,915	946,607
Orica Ltd.	77,792	1,181,292
Origin Energy Ltd.	250,305	2,145,552
Platinum Asset Management Ltd.	50,793	301,749
Qantas Airways Ltd. (a)	112,951	267,909
QBE Insurance Group Ltd.	297,857	2,944,260
Ramsay Health Care Ltd.	29,991	1,531,209
REA Group Ltd.	13,923	510,011
Rio Tinto Ltd.	95,091	4,120,294
Santos Ltd.	213,333	1,154,002
Scentre Group	1,168,351	3,319,091
Common Stocks	Shares	Value
Australia (concluded)
Seek Ltd.	70,701	$916,691
Sonic Healthcare Ltd.	79,491	1,234,963
Stockland	507,923	1,735,361
Suncorp Group Ltd.	283,857	2,910,841
Sydney Airport	221,305	870,874
Tabcorp Holdings Ltd.	189,516	682,826
Tatts Group Ltd.	325,611	985,096
Telstra Corp. Ltd.	942,962	4,526,647
Toll Holdings Ltd.	151,740	1,020,915
TPG Telecom Ltd.	63,778	442,771
Transurban Group	401,473	2,907,015
Treasury Wine Estates Ltd.	149,095	579,295
Wesfarmers Ltd.	249,441	8,329,810
Westfield Corp.	433,816	3,143,914
Westpac Banking Corp.	682,531	20,401,567
Woodside Petroleum Ltd.	165,716	4,341,581
Woolworths Ltd.	275,827	6,176,867
WorleyParsons Ltd.	39,073	282,779

		206,846,678
Austria — 0.2%
Andritz AG	17,694	1,056,457
Erste Group Bank AG	60,899	1,497,156
IMMOFINANZ AG (a)	211,895	624,070
OMV AG	33,108	908,203
Raiffeisen Bank International AG	21,912	304,515
Strabag SE	30,711	—
Vienna Insurance Group AG	8,077	357,622
Voestalpine AG	24,354	890,870

		5,638,893
Belgium — 1.3%
Ageas	47,677	1,712,200
Anheuser-Busch InBev NV	177,757	21,715,751
Belgacom SA	35,043	1,226,095
Colruyt SA	16,370	712,468
Delhaize Group	22,247	1,998,673
Groupe Bruxelles Lambert SA	17,077	1,415,840
KBC Groep NV (a)	55,357	3,421,193
Solvay SA	12,840	1,856,023
Telenet Group Holding NV (a)	12,687	698,107
UCB SA	26,975	1,948,702
Umicore SA	20,578	859,444

		37,564,496
Denmark — 1.6%
A.P. Moeller—Maersk A/S, Class A	839	1,703,712
A.P. Moeller—Maersk A/S, Class B	1,570	3,281,656
Carlsberg A/S, Class B	22,974	1,894,351
Coloplast A/S, Class B	23,743	1,793,667
Danske Bank A/S	143,478	3,782,531
DSV A/S	41,697	1,295,892
ISS A/S (a)	26,336	830,107

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	1

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Denmark (concluded)
Novo Nordisk A/S, Class B	443,648	$23,683,595
Novozymes A/S, Class B	53,883	2,459,703
Pandora A/S	24,646	2,243,897
TDC A/S	180,713	1,294,801
Tryg A/S	4,978	585,455
Vestas Wind Systems A/S	48,205	1,987,535
William Demant Holding A/S (a)	5,076	430,996

		47,267,898
Finland — 0.9%
Elisa OYJ	29,105	730,930
Fortum OYJ	100,683	2,109,328
Kone OYJ, Class B	68,975	3,058,372
Metso OYJ	26,649	778,597
Neste Oil OYJ	25,426	667,177
Nokia OYJ	823,516	6,279,108
Nokian Renkaat OYJ	23,350	695,872
Orion OYJ, Class B	23,938	674,756
Sampo OYJ, Class A	99,788	5,033,147
Stora Enso OYJ, Class R	118,803	1,221,536
UPM-Kymmene OYJ	114,729	2,228,835
Wartsila OYJ	32,969	1,458,233

		24,935,891
France — 9.6%
Accor SA	37,445	1,952,610
Aeroports de Paris	5,931	708,898
Air Liquide SA	76,327	9,826,290
Airbus Group NV	128,662	8,364,429
Alcatel-Lucent (a)	599,383	2,253,355
Alstom SA (a)	47,225	1,453,169
ArcelorMittal	224,826	2,109,449
Arkema	14,849	1,175,979
AtoS	16,799	1,156,378
AXA SA	402,230	10,123,798
BNP Paribas SA	234,161	14,247,762
Bollore SA	191,273	1,019,144
Bollore SA (a)	200	1,049
Bouygues SA	37,554	1,474,211
Bureau Veritas SA	58,630	1,257,892
Cap Gemini SA	30,471	2,499,889
Carrefour SA	136,317	4,553,933
Casino Guichard-Perrachon SA	11,841	1,048,474
Christian Dior SA	12,358	2,325,996
Cie Generale des Etablissements Michelin	40,770	4,054,368
CNP Assurances	35,304	618,761
Compagnie de Saint-Gobain	98,898	4,342,342
Credit Agricole SA	227,128	3,337,637
Danone SA	128,599	8,668,583
Dassault Systemes SA	27,749	1,877,897
Edenred	48,112	1,200,389
EDF	52,815	1,266,413
Common Stocks	Shares	Value
France (continued)
Essilor International SA	44,592	$5,119,837
Eurazeo	8,996	616,521
Eutelsat Communications SA	32,984	1,094,120
Fonciere Des Regions (a)	414	39,953
Fonciere Des Regions	6,633	656,825
GDF Suez	317,403	6,266,494
Gecina SA	6,152	832,064
Groupe Eurotunnel SA, Registered Shares	107,013	1,534,142
Hermes International	6,001	2,118,861
ICADE	7,932	716,618
Iliad SA	5,861	1,369,434
Imerys SA	8,311	609,805
JCDecaux SA	16,544	557,102
Kering	16,658	3,251,954
Klepierre	38,144	1,873,104
L’Oreal SA	55,635	10,247,450
Lafarge SA	41,241	2,681,103
Lagardere SCA	27,158	816,245
Legrand SA	58,354	3,160,906
LVMH Moet Hennessy Louis Vuitton SA	61,724	10,862,379
Natixis	210,350	1,575,645
Numericable-SFR (a)	22,719	1,239,508
Orange SA	406,089	6,521,613
Pernod Ricard SA	46,336	5,478,849
Peugeot SA (a)	85,406	1,427,614
Publicis Groupe SA	41,004	3,163,729
Remy Cointreau SA	5,536	407,724
Renault SA	42,011	3,815,861
Rexel SA	63,283	1,193,250
Safran SA	64,532	4,508,952
Sanofi	262,556	25,929,767
Schneider Electric SE	116,438	9,061,064
SCOR SE	33,603	1,133,352
SES SA	68,519	2,429,012
Societe BIC SA	6,127	872,918
Societe Generale SA	159,017	7,677,660
Sodexo	20,220	1,972,124
Suez Environnement Co.	63,813	1,098,638
Technip SA	22,724	1,374,524
Thales SA	21,062	1,168,571
Total SA	470,292	23,376,806
Unibail-Rodamco SE	21,639	5,842,573
Valeo SA	17,153	2,558,459
Vallourec SA	21,012	512,850
Veolia Environnement SA	91,896	1,738,082
Vinci SA	103,017	5,885,742
Vivendi SA (a)	266,837	6,624,973
Wendel SA	6,223	741,752

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	2

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
France (concluded)
Zodiac Aerospace	42,277	$1,398,800

		278,074,424
Germany — 9.4%
adidas AG	45,916	3,625,677
Allianz SE, Registered Shares	101,024	17,539,447
Axel Springer AG	9,650	569,560
BASF SE	201,569	19,954,434
Bayer AG, Registered Shares	182,803	27,350,229
Bayerische Motoren Werke AG	73,372	9,137,391
Bayerische Motoren Werke AG, Preference Shares	12,181	1,125,106
Beiersdorf AG	21,699	1,881,511
Brenntag AG	33,322	1,990,808
Celesio AG	12,746	376,385
Commerzbank AG (a)	214,448	2,946,771
Continental AG	24,395	5,744,935
Daimler AG, Registered Shares	211,364	20,298,284
Deutsche Annington Immobilien SE	75,262	2,536,151
Deutsche Bank AG, Registered Shares	305,442	10,585,926
Deutsche Boerse AG	42,902	3,501,186
Deutsche Lufthansa AG, Registered Shares	53,816	753,568
Deutsche Post AG, Registered Shares	213,926	6,664,841
Deutsche Telekom AG, Registered Shares	701,834	12,836,832
Deutsche Wohnen AG, Bearer Shares	63,355	1,620,415
E.ON SE	439,026	6,527,843
Fraport AG Frankfurt Airport Services Worldwide	7,087	423,320
Fresenius Medical Care AG & Co. KGaA	47,543	3,951,856
Fresenius SE & Co. KGaA	82,699	4,930,225
Fuchs Petrolub SE, Preference Shares	15,102	602,364
GEA Group AG	39,573	1,902,329
Hannover Rueck SE	12,795	1,322,166
HeidelbergCement AG	31,860	2,519,563
Henkel AG & Co. KGaA	26,131	2,696,532
Henkel AG & Co. KGaA, Preference Shares	38,879	4,566,781
Hugo Boss AG	12,291	1,493,254
Infineon Technologies AG	250,919	2,985,165
K+S AG, Registered Shares	36,888	1,201,887
Kabel Deutschland Holding AG (a)	5,530	717,837
Lanxess AG	20,366	1,083,166
Linde AG	41,246	8,387,342
MAN SE	7,261	764,359
Merck KGaA	28,636	3,204,879
Metro AG	36,725	1,244,604
Common Stocks	Shares	Value
Germany (concluded)
Muenchener Rueckversicherungs AG, Registered Shares	37,811	$8,124,908
Osram Licht AG	20,870	1,033,127
Porsche Automobil Holding SE, Preference Shares	33,796	3,309,587
ProSiebenSat.1 Media AG, Registered Shares	49,886	2,440,069
RWE AG	108,118	2,752,678
SAP AG	203,678	14,721,306
Siemens AG, Registered Shares	175,277	18,956,937
Symrise AG	26,862	1,693,747
Telefonica Deutschland Holding AG (a)	122,544	704,681
ThyssenKrupp AG	101,048	2,645,457
TUI AG	94,872	1,664,442
United Internet AG, Registered Shares	25,290	1,147,893
Volkswagen AG	6,587	1,693,664
Volkswagen AG, Preference Shares	35,478	9,408,851

		271,862,276
Hong Kong — 3.1%
AIA Group Ltd.	2,662,600	16,717,087
ASM Pacific Technology Ltd.	57,704	600,617
Bank of East Asia Ltd.	276,732	1,102,357
BOC Hong Kong Holdings Ltd.	817,400	2,915,226
Cathay Pacific Airways Ltd.	256,263	593,005
Cheung Kong Infrastructure Holdings Ltd.	140,500	1,206,725
CK Hutchison Holdings Ltd.	302,835	6,187,074
CLP Holdings Ltd.	418,687	3,659,374
First Pacific Co. Ltd.	505,250	504,426
Galaxy Entertainment Group Ltd.	491,000	2,229,308
Hang Lung Properties Ltd.	500,000	1,404,749
Hang Seng Bank Ltd.	161,153	2,916,685
Henderson Land Development Co. Ltd.	221,564	1,556,501
HKT Trust and HKT Ltd.	629,560	811,246
Hong Kong & China Gas Co. Ltd.	1,449,556	3,356,515
Hong Kong Exchanges & Clearing Ltd.	236,527	5,797,805
Hutchison Whampoa Ltd.	465,176	6,447,733
Hysan Development Co. Ltd.	154,791	678,495
Kerry Properties Ltd.	168,500	584,906
Li & Fung Ltd.	1,309,980	1,279,117
The Link REIT	508,914	3,139,582
MGM China Holdings Ltd.	223,600	420,095
MTR Corp.	321,500	1,529,153
New World Development Co. Ltd.	1,148,968	1,332,045
NWS Holdings Ltd.	375,824	625,971
PCCW Ltd.	849,000	518,802
Power Assets Holdings Ltd.	305,500	3,118,496
Sands China Ltd.	544,600	2,252,047

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	3

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Hong Kong (concluded)
Shangri-La Asia Ltd.	225,905	$310,247
Sino Land Co. Ltd.	639,263	1,042,403
SJM Holdings Ltd.	469,000	612,548
Sun Hung Kai Properties Ltd.	369,324	5,694,786
Swire Pacific Ltd., Class A	140,077	1,906,793
Swire Properties Ltd.	254,400	826,251
Techtronic Industries Co.	294,000	991,190
WH Group, Ltd. (a)(c)	778,500	442,197
Wharf Holdings Ltd.	336,357	2,348,056
Wheelock & Co. Ltd.	205,000	1,047,566
Wynn Macau Ltd.	357,600	772,817
Yue Yuen Industrial Holdings Ltd.	167,785	593,697

		90,073,693
Ireland — 0.9%
Bank of Ireland (a)	5,825,131	2,222,569
CRH PLC	177,793	4,649,792
Experian PLC	216,498	3,583,693
James Hardie Industries SE	97,902	1,132,512
Kerry Group PLC, Class A	35,468	2,383,561
Ryanair Holdings PLC	10,891	130,017
Ryanair Holdings PLC-ADR	6,698	447,225
Shire PLC	130,389	10,395,008

		24,944,377
Israel — 0.6%
Bank Hapoalim BM	211,043	1,014,770
Bank Leumi Le-Israel BM (a)	264,903	982,330
Bezeq The Israeli Telecommunication Corp. Ltd.	461,895	860,114
Delek Group Ltd.	1,219	313,714
Israel Chemicals Ltd.	90,372	641,847
The Israel Corp. Ltd.	641	223,270
Mizrahi Tefahot Bank Ltd. (a)	35,985	365,169
NICE Systems Ltd.	12,039	734,845
Teva Pharmaceutical Industries Ltd.	182,827	11,426,180

		16,562,239
Italy — 2.1%
Assicurazioni Generali SpA	254,834	5,010,587
Atlantia SpA	87,994	2,310,753
Banca Monte dei Paschi di Siena SpA (a)	973,823	646,315
Banco Popolare SC (a)	72,344	1,126,189
Enel Green Power SpA	418,044	779,509
Enel SpA	1,481,608	6,693,051
Eni SpA	563,753	9,757,519
Exor SpA	21,875	992,253
Finmeccanica SpA (a)	85,824	1,019,428
Intesa Sanpaolo SpA	2,991,482	10,100,913
Luxottica Group SpA	36,122	2,287,812
Mediobanca SpA	136,250	1,303,573

Common Stocks	Shares	Value
Italy (concluded)
Pirelli & C SpA	57,147	$945,938
Prysmian SpA	44,113	909,164
Saipem SpA (a)	64,930	660,467
Snam SpA	459,604	2,230,979
Telecom Italia SpA (a)	2,259,786	2,645,987
Telecom Italia SpA, Non-Convertible Savings Shares	1,286,225	1,209,457
Tenaris SA	102,746	1,440,297
Terna-Rete Elettrica Nazionale SpA	329,575	1,451,265
UniCredit SpA	972,098	6,592,081
Unione di Banche Italiane SCpA	192,624	1,502,291
UnipolSai SpA	211,988	616,827

		62,232,655
Japan — 22.0%
ABC-Mart, Inc.	4,700	274,881
Acom Co. Ltd. (a)	116,300	403,294
Advantest Corp.	32,000	403,438
Aeon Co. Ltd.	142,700	1,565,336
AEON Financial Service Co. Ltd.	26,100	658,403
Aeon Mall Co. Ltd.	22,050	436,658
Air Water, Inc.	36,000	642,880
Aisin Seiki Co. Ltd.	40,300	1,461,089
Ajinomoto Co., Inc.	123,000	2,698,427
Alfresa Holdings Corp.	37,800	532,652
Amada Co. Ltd.	68,600	660,666
ANA Holdings, Inc.	244,000	653,229
Aozora Bank Ltd.	231,000	818,793
Asahi Glass Co. Ltd.	218,100	1,428,553
Asahi Group Holdings Ltd.	82,500	2,615,946
Asahi Kasei Corp.	282,000	2,692,993
Asics Corp.	37,700	1,025,905
Astellas Pharma, Inc.	474,600	7,776,267
The Bank of Kyoto Ltd.	83,000	869,916
The Bank of Yokohama Ltd.	245,000	1,434,877
Benesse Holdings, Inc.	15,300	481,308
Bridgestone Corp.	141,900	5,681,665
Brother Industries Ltd.	55,700	884,954
Calbee, Inc.	15,700	681,570
Canon, Inc.	251,700	8,905,470
Casio Computer Co. Ltd.	43,000	814,490
Central Japan Railway Co.	31,500	5,692,663
The Chiba Bank Ltd.	170,000	1,245,940
Chiyoda Corp.	29,000	247,735
Chubu Electric Power Co., Inc.	140,500	1,675,311
Chugai Pharmaceutical Co. Ltd.	47,100	1,486,519
The Chugoku Bank Ltd.	41,000	612,213
The Chugoku Electric Power Co., Inc.	71,400	930,721
Citizen Holdings Co. Ltd.	53,500	410,048
COLOPL, Inc. (b)	12,900	278,081
Credit Saison Co. Ltd.	29,600	530,989

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	4

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Dai Nippon Printing Co. Ltd.	128,000	$1,243,281
The Dai-ichi Life Insurance Co. Ltd.	236,900	3,436,260
Daicel Corp.	58,000	691,332
Daihatsu Motor Co. Ltd.	44,100	674,536
Daiichi Sankyo Co. Ltd.	136,800	2,173,873
Daikin Industries Ltd.	51,600	3,449,667
Daito Trust Construction Co. Ltd.	15,700	1,753,151
Daiwa House Industry Co. Ltd.	126,800	2,499,260
Daiwa Securities Group, Inc.	369,000	2,904,726
Denso Corp.	106,100	4,836,602
Dentsu, Inc.	46,413	1,985,481
Don Quijote Co. Ltd.	13,600	1,105,520
East Japan Railway Co.	74,649	5,981,921
Eisai Co. Ltd.	56,500	4,018,722
Electric Power Development Co. Ltd.	31,800	1,071,249
FamilyMart Co. Ltd.	14,700	615,907
FANUC Corp.	41,900	9,147,345
Fast Retailing Co. Ltd.	11,600	4,485,233
Fuji Electric Co. Ltd.	132,800	626,551
Fuji Heavy Industries Ltd.	128,100	4,252,437
FUJIFILM Holdings Corp.	101,700	3,618,135
Fujitsu Ltd.	420,000	2,864,247
Fukuoka Financial Group, Inc.	180,000	925,647
GungHo Online Entertainment, Inc. (b)	89,400	349,240
The Gunma Bank Ltd.	93,000	628,260
The Hachijuni Bank Ltd.	90,000	634,601
Hakuhodo DY Holdings, Inc.	50,500	536,880
Hamamatsu Photonics KK	30,000	904,264
Hankyu Hanshin Holdings, Inc.	254,000	1,569,061
Hikari Tsushin, Inc.	2,500	161,914
Hino Motors Ltd.	53,300	758,385
Hirose Electric Co. Ltd.	7,455	959,835
The Hiroshima Bank Ltd.	112,000	603,607
Hisamitsu Pharmaceutical Co., Inc.	12,100	496,961
Hitachi Chemical Co. Ltd.	21,700	463,372
Hitachi Construction Machinery Co. Ltd.	21,500	375,306
Hitachi High-Technologies Corp.	14,600	444,312
Hitachi Ltd.	1,055,000	7,205,494
Hitachi Metals Ltd.	51,000	781,654
Hokuhoku Financial Group, Inc.	287,000	639,746
Hokuriku Electric Power Co.	43,200	571,643
Honda Motor Co. Ltd.	360,400	11,764,510
Hoya Corp.	93,200	3,731,198
Hulic Co. Ltd.	50,600	568,544
Ibiden Co. Ltd.	28,100	473,699
Idemitsu Kosan Co. Ltd.	22,100	384,896
IHI Corp.	293,000	1,369,988
Iida Group Holdings Co. Ltd.	32,000	398,096
Inpex Corp.	188,400	2,075,939
Isetan Mitsukoshi Holdings Ltd.	73,805	1,219,464
Common Stocks	Shares	Value
Japan (continued)
Isuzu Motors Ltd.	129,400	$1,716,811
ITOCHU Corp.	344,700	3,730,298
Itochu Techno-Solutions Corp.	9,600	199,145
The Iyo Bank Ltd.	52,600	623,797
J. Front Retailing Co. Ltd.	56,300	883,832
Japan Airlines Co. Ltd.	25,180	783,281
Japan Display, Inc. (a)	101,000	360,352
Japan Exchange Group, Inc.	56,900	1,647,414
Japan Prime Realty Investment Corp.	164	564,759
Japan Real Estate Investment Corp.	287	1,349,928
Japan Retail Fund Investment Corp.	521	1,035,269
Japan Tobacco, Inc.	240,000	7,587,567
JFE Holdings, Inc.	110,300	2,434,662
JGC Corp.	48,000	953,160
The Joyo Bank Ltd.	152,000	781,153
JSR Corp.	39,500	684,029
JTEKT Corp.	47,500	740,593
JX Holdings, Inc.	490,060	1,885,581
Kajima Corp.	175,800	815,046
Kakaku.com, Inc.	36,400	604,011
Kamigumi Co. Ltd.	60,000	566,410
Kaneka Corp.	75,000	527,291
The Kansai Electric Power Co., Inc. (a)	156,700	1,493,488
Kansai Paint Co. Ltd.	50,000	909,988
Kao Corp.	112,600	5,622,568
Kawasaki Heavy Industries Ltd.	314,000	1,584,137
KDDI Corp.	381,600	8,621,307
Keihan Electric Railway Co. Ltd.	110,000	669,442
Keikyu Corp.	97,000	775,338
Keio Corp.	123,000	963,342
Keisei Electric Railway Co. Ltd.	62,000	769,510
Keyence Corp.	10,192	5,561,741
Kikkoman Corp.	33,000	1,046,406
Kintetsu Corp.	413,000	1,515,249
Kirin Holdings Co. Ltd.	185,500	2,433,066
Kobe Steel Ltd.	668,000	1,232,069
Koito Manufacturing Co. Ltd.	19,800	595,361
Komatsu Ltd.	203,800	3,995,025
Konami Corp.	20,700	387,257
Konica Minolta, Inc.	105,900	1,073,226
Kubota Corp.	249,000	3,933,928
Kuraray Co. Ltd.	73,000	988,402
Kurita Water Industries Ltd.	25,700	620,890
Kyocera Corp.	70,500	3,853,017
Kyowa Hakko Kirin Co. Ltd.	52,000	677,810
Kyushu Electric Power Co., Inc. (a)	94,000	910,739
Lawson, Inc.	13,900	963,547
LIXIL Group Corp.	59,300	1,403,380
M3, Inc.	43,300	918,604

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	5

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Mabuchi Motor Co. Ltd.	10,000	$529,019
Makita Corp.	26,600	1,378,419
Marubeni Corp.	352,300	2,036,820
Marui Group Co. Ltd.	58,700	665,173
Maruichi Steel Tube Ltd.	14,000	331,381
Mazda Motor Corp.	120,680	2,445,198
McDonald’s Holdings Co. Japan Ltd. (b)	15,400	341,287
Medipal Holdings Corp.	32,000	417,092
Meiji Holdings Co. Ltd.	12,993	1,582,675
Minebea Co. Ltd.	74,000	1,163,904
Miraca Holdings, Inc.	11,700	537,884
Mitsubishi Chemical Holdings Corp.	296,900	1,723,524
Mitsubishi Corp.	308,200	6,192,919
Mitsubishi Electric Corp.	418,000	4,962,279
Mitsubishi Estate Co. Ltd.	279,000	6,470,554
Mitsubishi Gas Chemical Co., Inc.	64,000	314,962
Mitsubishi Heavy Industries Ltd.	671,200	3,693,125
Mitsubishi Logistics Corp.	25,000	389,081
Mitsubishi Materials Corp.	235,000	789,658
Mitsubishi Motors Corp.	141,100	1,272,263
Mitsubishi Tanabe Pharma Corp.	52,900	907,519
Mitsubishi UFJ Financial Group, Inc.	2,796,574	17,320,334
Mitsubishi UFJ Lease & Finance Co., Ltd.	99,100	489,732
Mitsui & Co. Ltd.	372,400	4,987,246
Mitsui Chemicals, Inc.	207,000	663,805
Mitsui Fudosan Co. Ltd.	208,000	6,108,543
Mitsui OSK Lines Ltd.	240,000	814,004
Mixi, Inc. (b)	8,900	359,774
Mizuho Financial Group, Inc.	5,137,164	9,028,444
MS&AD Insurance Group Holdings, Inc.	111,970	3,134,715
Murata Manufacturing Co. Ltd.	43,900	6,029,188
Nabtesco Corp.	23,400	676,007
Nagoya Railroad Co. Ltd.	180,000	718,754
Namco Bandai Holdings, Inc.	41,200	801,917
NEC Corp.	565,000	1,659,643
Nexon Co. Ltd.	27,400	291,785
NGK Insulators Ltd.	59,000	1,257,086
NGK Spark Plug Co. Ltd.	38,200	1,025,441
NH Foods Ltd.	35,000	806,527
NHK Spring Co. Ltd.	41,900	435,890
Nidec Corp.	48,100	3,192,960
Nikon Corp.	73,600	986,868
Nintendo Co. Ltd.	23,700	3,477,378
Nippon Building Fund, Inc.	311	1,527,793
Nippon Electric Glass Co. Ltd.	103,500	505,823
Nippon Express Co. Ltd.	175,000	977,780
Nippon Paint Co. Ltd.	36,000	1,316,043
Nippon Prologis REIT, Inc.	336	739,660
Common Stocks	Shares	Value
Japan (continued)
Nippon Steel & Sumitomo Metal	1,659,265	$4,172,062
Nippon Telegraph & Telephone Corp.	81,776	5,048,115
Nippon Yusen KK	345,000	992,472
Nissan Motor Co. Ltd.	555,800	5,652,788
Nisshin Seifun Group, Inc.	40,940	481,870
Nissin Foods Holdings Co. Ltd.	12,600	619,240
Nitori Holdings Co. Ltd.	15,000	1,015,402
Nitto Denko Corp.	33,810	2,257,626
NOK Corp.	23,500	706,587
Nomura Holdings, Inc.	792,400	4,654,263
Nomura Real Estate Holdings, Inc.	30,600	551,080
Nomura Research Institute Ltd.	24,700	927,984
NSK Ltd.	99,000	1,444,961
NTT Data Corp.	28,900	1,255,197
NTT DoCoMo, Inc.	333,100	5,821,261
NTT Urban Development Corp.	24,600	245,725
Obayashi Corp.	133,000	862,112
Odakyu Electric Railway Co. Ltd.	134,000	1,364,781
Oji Holdings Corp.	170,000	695,564
Olympus Corp. (a)	51,500	1,909,392
Omron Corp.	44,600	2,009,192
Ono Pharmaceutical Co. Ltd.	18,900	2,132,750
Oracle Corp. Japan	10,100	434,640
Oriental Land Co. Ltd.	44,800	3,392,170
ORIX Corp.	289,400	4,066,394
Osaka Gas Co. Ltd.	410,000	1,714,528
Otsuka Corp.	10,500	447,459
Otsuka Holdings Co. Ltd.	87,200	2,727,934
Panasonic Corp.	481,800	6,327,016
Park24 Co. Ltd.	18,900	386,689
Rakuten, Inc.	178,500	3,143,051
Recruit Holdings Co. Ltd.	33,000	1,029,647
Resona Holdings, Inc.	494,256	2,452,877
Ricoh Co. Ltd.	154,400	1,678,858
Rinnai Corp.	8,700	644,765
Rohm Co. Ltd.	21,900	1,496,489
Sankyo Co. Ltd.	11,200	397,785
Sanrio Co. Ltd. (b)	13,000	347,265
Santen Pharmaceutical Co. Ltd.	85,000	1,239,794
SBI Holdings, Inc.	48,340	585,174
Secom Co. Ltd.	44,300	2,954,822
Sega Sammy Holdings, Inc.	43,932	640,110
Seibu Holdings, Inc.	23,900	617,383
Seiko Epson Corp.	54,600	967,040
Sekisui Chemical Co. Ltd.	91,000	1,180,724
Sekisui House Ltd.	121,000	1,756,923
Seven & I Holdings Co. Ltd.	164,400	6,908,623
Seven Bank Ltd.	138,800	684,386
Sharp Corp. (a)(b)	332,000	650,287
Shikoku Electric Power Co., Inc. (a)	43,600	536,619
Shimadzu Corp.	44,000	490,024
Shimamura Co. Ltd.	4,400	407,531

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	6

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Shimano, Inc.	16,700	$2,481,654
Shimizu Corp.	139,000	939,753
Shin-Etsu Chemical Co. Ltd.	90,700	5,921,630
Shinsei Bank Ltd.	341,000	678,023
Shionogi & Co. Ltd.	64,800	2,157,227
Shiseido Co. Ltd.	81,000	1,436,944
The Shizuoka Bank Ltd.	121,000	1,206,814
Showa Shell Sekiyu KK	48,300	441,152
SMC Corp.	11,600	3,454,060
Softbank Corp.	212,300	12,364,224
Sompo Japan Nipponkoa Holdings Inc.	71,475	2,222,039
Sony Corp. (a)	250,900	6,709,970
Sony Financial Holdings, Inc.	34,800	559,793
Stanley Electric Co. Ltd.	34,900	787,774
Sumitomo Chemical Co. Ltd.	329,000	1,688,577
Sumitomo Corp.	253,000	2,699,754
Sumitomo Dainippon Pharma Co. Ltd.	33,200	393,228
Sumitomo Electric Industries Ltd.	161,100	2,111,771
Sumitomo Heavy Industries Ltd.	124,000	811,493
Sumitomo Metal Mining Co. Ltd.	114,000	1,666,194
Sumitomo Mitsui Financial Group, Inc.	281,350	10,776,993
Sumitomo Mitsui Trust Holdings, Inc.	734,820	3,052,496
Sumitomo Realty & Development Co. Ltd.	79,000	2,844,107
Sumitomo Rubber Industries Ltd.	34,200	630,421
Suntory Beverage & Food Ltd.	31,800	1,361,647
Suruga Bank Ltd.	39,800	826,513
Suzuken Co. Ltd.	16,500	502,936
Suzuki Motor Corp.	81,600	2,450,792
Sysmex Corp.	33,400	1,851,924
T&D Holdings, Inc.	126,800	1,741,737
Taiheiyo Cement Corp.	252,000	769,430
Taisei Corp.	217,000	1,224,812
Taisho Pharmaceutical Holdings Co. Ltd.	7,100	527,546
Taiyo Nippon Sanso Corp.	28,000	381,018
Takashimaya Co. Ltd.	58,000	569,770
Takeda Pharmaceutical Co. Ltd.	175,000	8,735,628
TDK Corp.	26,900	1,904,721
Teijin Ltd.	210,000	712,490
Terumo Corp.	66,900	1,762,343
THK Co. Ltd.	26,200	665,763
Tobu Railway Co. Ltd.	236,000	1,118,101
Toho Co. Ltd.	22,700	555,032
Toho Gas Co. Ltd.	83,000	483,823
Tohoku Electric Power Co., Inc.	102,000	1,158,559
Tokio Marine Holdings, Inc.	153,800	5,805,458
The Tokyo Electric Power Co., Inc. (a)	307,500	1,163,871

Common Stocks	Shares	Value
Japan (concluded)
Tokyo Electron Ltd.	38,500	$2,670,502
Tokyo Gas Co. Ltd.	519,000	3,262,812
Tokyo Tatemono Co. Ltd.	88,000	644,715
Tokyu Corp.	248,000	1,534,321
Tokyu Fudosan Holdings Corp.	116,800	796,642
TonenGeneral Sekiyu KK	52,000	448,453
Toppan Printing Co. Ltd.	124,000	953,850
Toray Industries, Inc.	330,700	2,767,951
Toshiba Corp.	883,000	3,699,825
Toto Ltd.	64,000	950,333
Toyo Seikan Kaisha Ltd.	32,800	479,755
Toyo Suisan Kaisha Ltd.	19,900	700,129
Toyoda Gosei Co. Ltd.	17,900	399,584
Toyota Industries Corp.	34,900	1,996,170
Toyota Motor Corp.	602,200	42,035,801
Toyota Tsusho Corp.	44,600	1,180,008
Trend Micro, Inc.	24,700	813,877
Unicharm Corp.	79,600	2,083,927
United Urban Investment Corp.	589	918,201
USS Co. Ltd.	48,800	843,243
West Japan Railway Co.	35,700	1,871,765
Yahoo! Japan Corp.	321,800	1,327,323
Yakult Honsha Co. Ltd.	19,000	1,323,588
Yamada Denki Co. Ltd.	192,800	793,937
Yamaguchi Financial Group, Inc.	42,000	482,718
Yamaha Corp.	33,500	584,990
Yamaha Motor Co. Ltd.	59,400	1,430,983
Yamato Holdings Co. Ltd.	79,200	1,825,452
Yamato Kogyo Co. Ltd.	6,400	154,265
Yamazaki Baking Co. Ltd.	29,000	522,532
Yaskawa Electric Corp.	51,200	748,249
Yokogawa Electric Corp.	46,100	496,660
The Yokohama Rubber Co. Ltd.	47,000	484,478

		636,181,409
Luxembourg — 0.1%
Altice SA (a)	19,825	2,149,803
RTL Group SA	8,978	863,327

		3,013,130
Netherlands — 4.2%
Aegon NV	401,805	3,172,516
Akzo Nobel NV	53,559	4,049,576
ASML Holding NV	76,546	7,760,197
CNH Industrial NV	206,659	1,693,631
Delta Lloyd NV	44,127	832,230
Gemalto NV (b)	17,609	1,403,519
Heineken Holding NV	22,349	1,537,934
Heineken NV	50,382	3,845,491
ING Groep NV CVA (a)	852,958	12,494,110
Koninklijke Ahold NV	195,780	3,858,014
Koninklijke Boskalis Westminster NV	18,803	926,774

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	7

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Netherlands (concluded)
Koninklijke DSM NV	39,069	$2,177,487
Koninklijke KPN NV (a)	681,010	2,308,386
Koninklijke Philips Electronics NV	206,132	5,847,956
Koninklijke Vopak NV	15,223	840,110
NN Group NV (a)	34,372	974,438
OCI NV (a)	20,453	632,965
QIAGEN NV (a)	48,737	1,223,026
Randstad Holding NV	25,914	1,570,904
Reed Elsevier NV	158,675	3,953,800
TNT Express NV	95,298	605,314
Unilever NV CVA	360,100	15,047,696
Wolters Kluwer NV	69,291	2,262,674

		79,018,748
New Zealand — 0.1%
Auckland International Airport Ltd.	211,147	709,222
Contact Energy Ltd.	102,592	458,118
Fletcher Building Ltd.	146,940	922,883
Meridian Energy, Ltd.	302,548	457,374
Mighty River Power, Ltd.	166,224	384,919
Ryman Healthcare Ltd.	92,866	543,474
Telecom Corp. of New Zealand Ltd.	365,242	812,281

		4,288,271
Norway — 0.6%
DnB NOR ASA	214,418	3,441,345
Gjensidige Forsikring ASA	42,157	727,388
Norsk Hydro ASA	292,550	1,537,739
Orkla ASA	181,380	1,368,933
Seadrill Ltd. (b)	96,362	902,294
Statoil ASA	243,539	4,306,109
Subsea 7 SA	67,352	578,365
Telenor ASA	165,267	3,335,150
Yara International ASA	38,972	1,978,721

		18,176,044
Portugal — 0.2%
Banco Comercial Portugues SA (a)	7,943,508	816,707
EDP—Energias de Portugal SA	531,905	1,992,061
Galp Energia SGPS SA	86,244	932,669
Jeronimo Martins SGPS SA	56,235	707,648

		4,449,085
Singapore — 1.4%
Ascendas Real Estate Investment Trust	443,962	837,415
CapitaCommercial Trust	492,000	633,307
CapitaLand Ltd.	596,249	1,554,166
CapitaMall Trust	521,600	835,039
City Developments Ltd.	96,535	707,571
ComfortDelGro Corp. Ltd.	461,816	972,869

Common Stocks	Shares	Value
Singapore (concluded)
DBS Group Holdings Ltd.	378,607	$5,613,929
Genting Singapore PLC	1,506,127	1,007,043
Global Logistic Properties Ltd.	697,000	1,345,276
Golden Agri-Resources Ltd.	1,714,651	530,613
Hutchison Port Holdings Trust	1,360,000	944,051
Jardine Cycle & Carriage Ltd.	24,721	738,389
Keppel Corp. Ltd.	334,177	2,189,541
Noble Group Ltd.	994,840	666,381
Oversea-Chinese Banking Corp. Ltd.	672,598	5,179,278
SembCorp Industries Ltd.	206,590	634,213
SembCorp Marine Ltd. (b)	220,197	467,371
Singapore Airlines Ltd.	104,009	905,559
Singapore Exchange Ltd.	186,000	1,102,861
Singapore Press Holdings Ltd.	99,985	305,209
Singapore Technologies Engineering Ltd.	360,213	913,461
Singapore Telecommunications Ltd.	1,787,232	5,703,124
StarHub Ltd.	121,157	384,097
Suntec Real Estate Investment Trust	500,000	675,276
United Overseas Bank Ltd.	281,847	4,724,363
UOL Group Ltd.	119,599	665,616
Wilmar International Ltd.	421,670	1,001,037
Yangzijiang Shipbuilding Holdings Ltd.	427,183	392,746

		41,629,801
Spain — 3.5%
Abertis Infraestructuras SA	93,604	1,691,851
ACS Actividades de Construccion y Servicios SA	40,810	1,444,442
Aena SA (a)(c)	14,742	1,482,259
Amadeus IT Holding SA, Class A	101,183	4,336,409
Banco Bilbao Vizcaya Argentaria SA	1,377,998	13,917,114
Banco de Sabadell SA	785,857	1,920,129
Banco Popular Espanol SA	416,821	2,038,734
Banco Santander SA	3,112,239	23,330,505
Bankia SA (a)	1,045,214	1,456,632
Bankinter SA	154,899	1,181,004
CaixaBank SA	513,675	2,436,080
Distribuidora Internacional de Alimentacion SA	143,344	1,118,651
Enagas SA	13,781	394,066
Endesa SA	76,846	1,483,500
Ferrovial SA	94,291	2,004,821
Gas Natural SDG SA	81,875	1,838,267
Grifols SA	35,955	1,540,625
Iberdrola SA	1,149,461	7,412,361
Inditex SA	244,287	7,842,997

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	8

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Spain (concluded)
International Consolidated Airlines Group SA (a)	194,733	$1,744,786
Mapfre SA	208,345	760,693
Red Electrica Corp. SA	7,322	595,376
Repsol SA	230,614	4,292,959
Telefonica SA	931,302	13,251,964
Zardoya Otis SA	47,968	619,087

		100,135,312
Sweden — 3.0%
Alfa Laval AB	71,495	1,404,188
Assa Abloy AB, Class B	72,831	4,338,205
Atlas Copco AB, Class A	146,538	4,743,970
Atlas Copco AB, Class B	88,275	2,606,709
Boliden AB	60,183	1,192,197
Electrolux AB, Class B	52,732	1,506,469
Elekta AB, B Shares	77,103	693,396
Getinge AB, Class B	43,965	1,086,322
Hennes & Mauritz AB, Class B	210,773	8,540,041
Hexagon AB, Class B	55,180	1,959,170
Husqvarna AB, Class B	98,836	715,927
ICA Gruppen AB	16,112	540,062
Industrivarden AB, Class C	41,350	775,835
Investment AB Kinnevik, Class B	53,594	1,789,090
Investor AB, Class B	99,672	3,967,624
Lundin Petroleum AB (a)	45,190	618,324
Millicom International Cellular SA	16,019	1,158,319
Nordea Bank AB	673,865	8,207,995
Sandvik AB	239,136	2,677,854
Securitas AB, Class B	65,801	944,666
Skandinaviska Enskilda Banken AB, Class A	331,478	3,868,922
Skanska AB, Class B	82,272	1,844,481
SKF AB, Class B	85,423	2,205,706
Svenska Cellulosa AB, B Shares	129,702	2,980,402
Svenska Handelsbanken AB, Class A	108,870	4,903,124
Swedbank AB, Class A	197,620	4,717,926
Swedish Match AB	44,654	1,312,946
Tele2 AB, Class B	68,811	823,035
Telefonaktiebolaget LM Ericsson, Class B	675,278	8,478,072
TeliaSonera AB	566,944	3,602,751
Volvo AB, Class B	335,263	4,057,427

		88,261,155
Switzerland — 9.6%
ABB Ltd., Registered Shares (a)	486,900	10,329,097
Actelion Ltd., Registered Shares (a)	22,916	2,642,984
Adecco SA, Registered Shares (a)	37,802	3,142,232
Aryzta AG (a)	19,184	1,176,031
Baloise Holding AG, Registered Shares	10,837	1,432,186
Common Stocks	Shares	Value
Switzerland (continued)
Barry Callebaut AG, Registered Shares (a)	423	$412,994
Cie Financiere Richemont SA, Registered Shares	115,621	9,290,249
Coca-Cola HBC AG (a)	47,316	851,141
Credit Suisse Group AG, Registered Shares (a)	338,849	9,116,367
EMS-Chemie Holding AG, Registered Shares	1,697	690,066
Geberit AG, Registered Shares	8,367	3,131,061
Givaudan SA, Registered Shares (a)	2,020	3,649,426
Glencore PLC (a)	2,458,642	10,379,744
Holcim Ltd., Registered Shares (a)	50,052	3,728,996
Julius Baer Group Ltd.	47,897	2,394,075
Kuehne & Nagel International AG, Registered Shares	11,799	1,751,815
Lindt & Spruengli AG (a)	217	1,161,518
Lindt & Spruengli AG, Registered Shares (a)	21	1,328,475
Lonza Group AG, Registered Shares (a)	12,065	1,502,068
Nestle SA, Registered Shares	710,170	53,477,485
Novartis AG, Registered Shares	506,567	49,998,405
Pargesa Holding SA, Bearer Shares	7,471	524,313
Partners Group Holding AG	3,735	1,113,505
Roche Holding AG	154,720	42,515,821
Schindler Holding AG, Participation Certificates	9,973	1,655,136
Schindler Holding AG, Registered Shares	4,420	722,248
SGS SA, Registered Shares	1,234	2,352,765
Sika AG—Bearer Shares	466	1,668,487
Sonova Holding AG, Registered Shares	11,639	1,614,942
STMicroelectronics NV	145,524	1,356,142
Sulzer AG, Registered Shares	5,564	610,748
The Swatch Group AG, Bearer Shares	6,793	2,872,802
The Swatch Group AG, Registered Shares	11,193	938,120
Swiss Life Holding AG, Registered Shares	7,012	1,732,292
Swiss Prime Site AG, Registered Shares (a)	11,481	996,865
Swiss Re AG	77,286	7,454,847
Swisscom AG, Registered Shares	5,163	2,993,971
Syngenta AG, Registered Shares	20,376	6,922,306
Transocean Ltd. (b)	79,185	1,140,809
UBS Group AG (a)	807,287	15,137,518

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	9

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Switzerland (concluded)
Zurich Insurance Group AG (a)	33,073	$11,178,745

		277,088,797
United Kingdom — 17.3%
3i Group PLC	216,564	1,547,420
Aberdeen Asset Management PLC	206,139	1,402,425
Admiral Group PLC	42,240	956,425
Aggreko PLC	57,717	1,305,587
AMEC PLC	79,944	1,069,378
Anglo American PLC	310,536	4,637,845
Antofagasta PLC	87,688	948,633
ARM Holdings PLC	306,262	4,974,085
Ashtead Group PLC	108,709	1,743,451
Associated British Foods PLC	78,125	3,260,399
AstraZeneca PLC	279,154	19,155,115
Aviva PLC	655,649	5,247,079
Babcock International Group PLC	55,593	810,983
BAE Systems PLC	688,264	5,333,745
Barclays PLC	3,637,349	13,129,101
BG Group PLC	756,702	9,287,562
BHP Billiton PLC	461,416	10,125,916
BP PLC	4,010,353	25,995,749
British American Tobacco PLC	409,378	21,199,235
British Land Co. PLC	215,645	2,657,801
BT Group PLC	1,800,169	11,697,217
Bunzl PLC	71,691	1,943,647
Burberry Group PLC	98,900	2,539,800
Capita PLC	148,161	2,449,218
Carnival PLC	39,920	1,952,108
Centrica PLC	1,093,842	4,091,303
Cobham PLC	242,454	1,092,179
Compass Group PLC	369,300	6,410,770
Croda International PLC	28,719	1,164,788
Diageo PLC	550,572	15,214,687
Direct Line Insurance Group PLC	330,650	1,560,335
Dixons Carphone PLC	219,345	1,341,477
easyJet PLC	32,924	916,321
Fiat Chrysler Automobiles NV (a)	196,118	3,183,793
Fresnillo PLC	50,551	510,507
Friends Life Group Ltd.	306,280	1,875,053
G4S PLC	345,007	1,512,312
GKN PLC	353,070	1,872,814
GlaxoSmithKline PLC	1,068,502	24,596,849
Hammerson PLC	170,614	1,680,233
Hargreaves Lansdown PLC	48,072	819,975
HSBC Holdings PLC	4,225,531	36,007,510
ICAP PLC	124,022	967,308
IMI PLC	58,145	1,097,212
Imperial Tobacco Group PLC	211,950	9,297,451
Inmarsat PLC	91,023	1,246,525
InterContinental Hotels Group PLC	50,547	1,971,517
Intertek Group PLC	37,081	1,373,509
Intu Properties PLC	197,682	1,019,150
Common Stocks	Shares	Value

United Kingdom (continued)
Investec PLC	118,620	$983,779
ITV PLC	847,385	3,172,648
J. Sainsbury PLC	271,116	1,040,384
Johnson Matthey PLC	46,256	2,317,576
Kingfisher PLC	527,604	2,976,779
Land Securities Group PLC	173,988	3,230,135
Legal & General Group PLC	1,318,661	5,430,702
Lloyds Banking Group PLC (a)	12,500,530	14,489,817
London Stock Exchange Group PLC	51,289	1,865,381
Marks & Spencer Group PLC	363,783	2,877,110
Meggitt PLC	182,085	1,480,106
Melrose Industries PLC	229,546	942,773
Merlin Entertainments PLC (c)	156,867	1,026,991
National Grid PLC	832,689	10,705,092
Next PLC	33,553	3,489,460
Old Mutual PLC	1,074,872	3,528,444
Pearson PLC	179,198	3,856,997
Persimmon PLC	66,765	1,645,319
Petrofac Ltd.	53,021	746,437
Prudential PLC	567,378	14,079,737
Randgold Resources Ltd.	18,240	1,264,438
Reckitt Benckiser Group PLC	142,952	12,280,372
Reed Elsevier PLC	248,477	4,273,287
Rexam PLC	159,626	1,368,049
Rio Tinto PLC	281,302	11,600,004
Rolls-Royce Holdings PLC (a)	417,015	5,881,558
Rolls-Royce Holdings PLC, C Shares (a)	4,022,460	5,967
Royal Bank of Scotland Group PLC (a)	555,495	2,806,194
Royal Dutch Shell PLC, A Shares	859,584	25,561,515
Royal Dutch Shell PLC, Class B	534,953	16,663,945
Royal Mail PLC	145,671	944,850
RSA Insurance Group PLC	221,639	1,381,481
SABMiller PLC	213,987	11,209,016
The Sage Group PLC	236,675	1,634,886
Schroders PLC	26,579	1,259,086
Segro PLC	169,862	1,048,931
Severn Trent PLC	52,237	1,592,315
Sky PLC	226,673	3,334,810
Smith & Nephew PLC	195,927	3,340,860
Smiths Group PLC	86,720	1,434,284
Sports Direct International PLC (a)	59,623	535,852
SSE PLC	216,773	4,810,829
Standard Chartered PLC	540,398	8,752,671
Standard Life PLC	429,835	3,020,316
Tate & Lyle PLC	106,806	946,655
Tesco PLC	1,795,645	6,409,650
Travis Perkins PLC	54,510	1,573,870
Tullow Oil PLC	209,466	878,124
Unilever PLC	283,718	11,837,687
United Utilities Group PLC	146,303	2,022,970
Vodafone Group PLC	5,859,963	19,175,689

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	10

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United Kingdom (concluded)
The Weir Group PLC	48,844	1,232,510
Whitbread PLC	39,989	3,105,141
William Hill PLC	190,301	$1,044,993
WM Morrison Supermarkets PLC	480,544	1,373,365
Wolseley PLC	58,455	3,454,951
WPP PLC	289,829	6,582,191

		541,722,481
Total Common Stocks — 98.8%		2,859,967,753

Rights
Spain — 0.0%
Banco Bilbao Vizcaya Argentaria SA (Expires 04/14/15) (a)	1,377,998	198,547
Banco de Sabadell SA (Expires 04/17/15) (a)	785,857	199,418
Telefonica SA (Expires 04/10/15) (a)	931,302	150,208
Total Rights — 0.0%		548,173
Total Long-Term Investments (Cost — $2,589,111,581) — 98.8%		2,860,515,926

Short-Term Securities — 0.4%	Shares	Value

BlackRock Liquidity Funds, TempCash, Institutional Class, 0.07% (d)(e)	3,892,965	$3,892,965

	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC, Money Market Series, 0.20% (d)(e)(f)	5,750	5,749,612

Total Short-Term Securities (Cost — $ 9,642,577) — 0.4%		9,642,577
Total Investments (Cost — $ 2,598,754,158*) — 99.2%		2,870,158,503
Other Assets Less Liabilities — 0.8%		24,229,797

Net Assets — 100.0%		$2,894,388,300

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,2,643,589,745

Gross unrealized appreciation	$345,382,323
Gross unrealized depreciation	(118,813,565)

Net unrealized appreciation	$226,568,758

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Represents the current yield as of report date.

(e)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of the Master Series for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2014	Net Activity		Shares/Beneficial Interest Held at March 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,872,785	20,180	[1]	3,892,965	1,154
BlackRock Liquidity Series, LLC, Money Market Series	4,107,347	1,642,265	[1]	5,749,612	68,959

1	Represents net shares/beneficial interest

(f)	Security was purchased with the cash collateral from loaned securities. The Master Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	11

Schedule of Investments (continued)	Master International Index Series

Portfolio Abbreviations

ADR	American Depositary Receipts
CLP	Chilean Peso
CVA	Certificaten Van Aandelen (Dutch Certificate)
FTSE	Financial Times Stock Exchange
NOK	Norwegian Krone
REIT	Real Estate Investment Trust
USD	U.S. Dollar

•	As of March 31, 2015, financial futures contracts outstanding were as follows:

Contracts Long	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
39	SPI 200 Index	Australian Securities Exchange	June 2015	$4,370,995	$(44,127)
78	FTSE 100 Index	UBS Securities LLC	June 2015	$7,783,489	(209,940)
84	Nikkei 225 Index	Bank Of America Securities LLC	June 2015	$6,746,404	(91,008)
250	Euro Stoxx 50 Index	Eurex Mercantile	June 2015	$9,760,585	37,079
Total					$(307,996)

•

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Series’s policy regarding valuation of investments and derivative financial instruments, refer to the Series’s most recent financial statements as contained in its annual report.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	12

Schedule of Investments (concluded)	Master International Index Series

As of March 31, 2015, the following tables summarize the Series’s investments and derivative financial instruments categorized in the disclosure hierarch:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$1,686,433	$205,160,237	$8	$206,846,678
Austria	—	5,638,893	—	5,638,893
Belgium	—	37,564,496	—	37,564,496
Denmark	430,996	46,836,902	—	47,267,898
Finland	—	24,935,891	—	24,935,891
France	3,522,862	274,551,562	—	278,074,424
Germany	—	271,862,276	—	271,862,276
Hong Kong	3,187,793	86,885,900	—	90,073,693
Ireland	2,830,786	22,113,591	—	24,944,377
Israel	—	16,562,239	—	16,562,239
Italy	—	62,232,655	—	62,232,655
Japan	—	636,181,409	—	636,181,409
Luxembourg	2,149,803	863,327	—	3,013,130
Netherlands	832,230	78,186,518	—	79,018,748
New Zealand	—	4,288,271	—	4,288,271
Norway	—	18,176,044	—	18,176,044
Portugal	—	4,449,085	—	4,449,085
Singapore	—	41,629,801	—	41,629,801
Spain	1,482,259	98,653,053	—	100,135,312
Sweden	693,396	87,567,759	—	88,261,155
Switzerland	—	277,088,797	—	277,088,797
United Kingdom	946,655	540,769,859	5,967	541,722,481
Rights	548,173	—	—	548,173
Short-Term Securities	3,892,965	5,749,612	—	9,642,577

Total	$22,204,351	$2,847,948,177	$5,975	$2,870,158,503

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$37,079	—	—	$37,079
Liabilities:
Equity contracts	(345,075)	—	—	(345,075)

Total	$(307,996)	—	—	$(307,996)

1	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Series may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$1,459,000	—	—	$1,459,000
Foreign currency at value	13,457,858	—	—	13,457,858
Liabilities:
Collateral on securities loaned at value	—	$(5,749,612)	—	(5,749,612)

Total	$14,916,858	$(5,749,612)	—	$9,167,246

During the period ended March 31, 2015, there were no transfers between levels.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	13

Schedule of Investments March 31, 2015 (Unaudited)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Advertising Agencies — 0.3%
Constant Contact, Inc. (a)	15,069	$575,786
Harte-Hanks, Inc.	24,398	190,304
Marchex, Inc., Class B	17,264	70,437
Marin Software, Inc. (a)	12,062	75,870
Marketo, Inc. (a)	12,408	317,893
MDC Partners, Inc., Class A	20,550	582,593
National CineMedia, Inc.	29,738	449,044
QuinStreet, Inc. (a)	16,800	99,960
ReachLocal, Inc. (a)	5,647	16,433
Sizmek, Inc. (a)	10,278	74,618
TubeMogul, Inc. (a)	1,507	20,827
Viad Corp.	10,061	279,897

		2,753,662
Aerospace — 1.3%
AAR Corp.	19,077	585,664
Aerovironment, Inc. (a)	8,950	237,265
Astronics Corp. (a)	9,039	666,174
Cubic Corp.	9,924	513,765
Curtiss-Wright Corp.	23,114	1,709,049
Ducommun, Inc. (a)	5,478	141,880
Erickson Air-Crane, Inc. (a)	2,979	12,869
Esterline Technologies Corp. (a)	15,255	1,745,477
GenCorp, Inc. (a)	28,867	669,426
HEICO Corp.	31,485	1,922,789
Kaman Corp.	13,174	558,973
Kratos Defense & Security Solutions, Inc. (a)	21,444	118,585
LMI Aerospace, Inc. (a)	5,125	62,576
Moog, Inc., Class A (a)	19,835	1,488,617
SIFCO Industries, Inc.	1,154	25,146
Teledyne Technologies, Inc. (a)	16,641	1,776,094

		12,234,349
Agriculture, Fishing & Ranching — 0.4%
Alico, Inc.	1,336	68,483
The Andersons, Inc.	13,592	562,301
Cal-Maine Foods, Inc.	14,865	580,627
Calavo Growers, Inc.	6,935	356,597
Fresh Del Monte Produce, Inc.	15,613	607,502
Limoneira Co.	5,576	121,557
Sanderson Farms, Inc.	11,115	885,310
Seaboard Corp. (a)	130	537,160

		3,719,537
Air Transport — 0.7%
Air Transport Services Group, Inc. (a)	24,621	227,006
Allegiant Travel Co.	6,581	1,265,460
Atlas Air Worldwide Holdings, Inc. (a)	12,132	521,919
Bristow Group, Inc.	16,935	922,111
Era Group, Inc. (a)	9,593	199,918
Common Stocks	Shares	Value
Air Transport (concluded)
Hawaiian Holdings, Inc. (a)	21,697	$477,876
JetBlue Airways Corp. (a)	119,096	2,292,598
PHI, Inc. (a)	6,167	185,503
Republic Airways Holdings, Inc. (a)	24,157	332,159
SkyWest, Inc.	24,628	359,815
Virgin America, Inc. (a)	7,499	227,970

		7,012,335
Alternative Energy — 0.2%
Abengoa Yield PLC	13,828	467,110
Ameresco, Inc., Class A (a)	9,290	68,746
Amyris, Inc. (a)(b)	13,914	33,394
EnerNOC, Inc. (a)	12,727	145,088
Green Plains Renewable Energy, Inc.	18,073	515,984
REX American Resources Corp. (a)	3,113	189,301
Solazyme, Inc. (a)(b)	35,351	101,104
TerraForm Power, Inc., Class A (a)	13,777	502,998
Vivint Solar, Inc. (a)	9,529	115,682

		2,139,407
Aluminum — 0.1%
Century Aluminum Co. (a)	24,705	340,929
Kaiser Aluminum Corp.	8,646	664,791
Noranda Aluminum Holding Corp.	21,363	63,448

		1,069,168
Asset Management & Custodian — 0.6%
Arlington Asset Investment Corp.	8,623	207,469
Ashford, Inc. (a)	381	45,248
Calamos Asset Management, Inc., Class A	8,215	110,492
CIFC Corp.	2,412	18,452
Cohen & Steers, Inc.	9,305	381,040
Cowen Group, Inc., Class A (a)	56,195	292,214
Diamond Hill Investment Group, Inc.	1,392	222,720
Fifth Street Asset Management, Inc.	2,924	32,953
Financial Engines, Inc.	24,406	1,020,903
GAMCO Investors, Inc., Class A	3,138	246,364
KCG Holdings, Inc., Class A (a)	21,865	268,065
Manning & Napier, Inc.	6,381	83,017
Medley Management, Inc.	2,907	31,948
OM Asset Management PLC	11,916	222,114
Oppenheimer Holdings, Inc., Class A	4,731	110,989
Pzena Investment Management, Inc., Class A	5,392	49,445
RCS Capital Corp., Class A	5,067	53,913
Resource America, Inc., Class A	7,195	65,475
Silvercrest Asset Management Group, Inc., Class A	2,861	40,769

BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2015	1

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Asset Management & Custodian (concluded)
Virtus Investment Partners, Inc.	3,414	$446,449
Westwood Holdings Group, Inc.	3,631	218,949
WisdomTree Investments, Inc.	51,748	1,110,512

		5,279,500
Auto Parts — 0.9%
American Axle & Manufacturing Holdings, Inc. (a)	32,597	841,981
Dana Holding Corp.	80,206	1,697,159
Dorman Products, Inc. (a)	12,970	645,258
Federal-Mogul Corp. (a)	13,719	182,600
Fox Factory Holding Corp. (a)	5,183	79,507
Fuel Systems Solutions, Inc. (a)	6,833	75,436
Gentherm, Inc. (a)	16,902	853,720
Meritor, Inc. (a)	47,190	595,066
Metaldyne Performance Group, Inc. (a)	4,903	88,352
Remy International, Inc.	14,807	328,863
Standard Motor Products, Inc.	9,480	400,625
Stoneridge, Inc. (a)	13,106	147,967
Superior Industries International, Inc.	11,232	212,622
Tenneco, Inc. (a)	28,832	1,655,533
Tower International, Inc. (a)	10,047	267,250

		8,071,939
Auto Services — 0.1%
Cooper Tire & Rubber Co.	27,879	1,194,336
Back Office Support, HR & Consulting — 1.8%
The Advisory Board Co. (a)	20,232	1,077,961
Angie’s List, Inc. (a)	20,552	120,640
Arrowhead Research Corp. (a)(b)	26,691	180,565
Barrett Business Services, Inc.	3,334	142,829
CBIZ, Inc. (a)	20,831	194,353
CDI Corp.	6,648	93,404
Convergys Corp.	48,936	1,119,166
The Corporate Executive Board Co.	16,289	1,300,840
CRA International, Inc. (a)	4,817	149,905
Dice Holdings, Inc. (a)	19,043	169,864
ExlService Holdings, Inc. (a)	15,802	587,834
Forrester Research, Inc.	5,414	199,127
FTI Consulting, Inc. (a)	19,741	739,498
GP Strategies Corp. (a)	6,233	230,621
The Hackett Group, Inc.	11,635	104,017
Heidrick & Struggles International, Inc.	8,479	208,414
Huron Consulting Group, Inc. (a)	11,370	752,125
ICF International, Inc. (a)	9,708	396,572
Insperity, Inc.	10,859	567,817
Kelly Services, Inc., Class A	12,903	225,028
Kforce, Inc.	12,056	268,969
Korn/Ferry International	23,907	785,823
Liquidity Services, Inc. (a)	11,457	113,195
Common Stocks	Shares	Value
Back Office Support, HR & Consulting (concluded)
MAXIMUS, Inc.	32,082	$2,141,794
Monster Worldwide, Inc. (a)	44,099	279,588
Navigant Consulting, Inc. (a)	24,045	311,623
On Assignment, Inc. (a)	24,245	930,281
Patriot National, Inc. (a)	3,813	48,425
Paylocity Holding Corp. (a)	3,862	110,608
PRGX Global, Inc. (a)	13,291	53,430
Resources Connection, Inc.	18,899	330,733
RPX Corp. (a)	25,935	373,205
ServiceSource International, Inc. (a)	31,775	98,503
Sykes Enterprises, Inc. (a)	19,152	475,927
TeleTech Holdings, Inc.	8,674	220,753
TriNet Group, Inc. (a)	7,727	272,222
TrueBlue, Inc. (a)	20,012	487,292
WageWorks, Inc. (a)	16,861	899,197

		16,762,148
Banks: Diversified — 7.0%
1st Source Corp.	6,988	224,524
Ambac Financial Group, Inc. (a)	17,555	424,831
American National Bankshares, Inc.	3,989	90,072
Ameris Bancorp	14,148	373,366
Ames National Corp.	4,021	99,922
Anchor BanCorp Wisconsin, Inc. (a)	3,076	106,829
Arrow Financial Corp.	5,066	137,542
Bancfirst Corp.	3,349	204,222
Banco Latinoamericano de Comercio Exterior SA	14,348	470,471
The Bancorp, Inc. (a)	15,902	143,595
BancorpSouth, Inc.	45,401	1,054,211
The Bank of Kentucky Financial Corp.	3,003	147,297
Bank of Marin Bancorp	2,840	144,556
Bank of the Ozarks, Inc.	40,719	1,503,753
Banner Corp.	9,200	422,280
BBCN Bancorp, Inc.	38,433	556,126
BBX Capital Corp. (a)	3,562	66,253
Beneficial Bancorp, Inc. (a)	15,449	174,419
BNC Bancorp	9,287	168,095
Boston Private Financial Holdings, Inc.	38,605	469,051
Bridge Bancorp, Inc.	5,569	143,847
Bridge Capital Holdings (a)	4,539	118,513
Bryn Mawr Bank Corp.	7,428	225,885
Camden National Corp.	3,733	148,723
Capital City Bank Group, Inc.	5,174	84,078
Capitol Federal Financial, Inc.	68,585	857,312
Cardinal Financial Corp.	15,487	309,430
Cascade Bancorp (a)	14,544	69,811
Cathay General Bancorp	38,252	1,088,269
Centerstate Banks, Inc.	17,397	207,198

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	2

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks: Diversified (continued)
Central Pacific Financial Corp.	6,540	$150,224
Century Bancorp, Inc., Class A	1,790	71,063
Charter Financial Corp.	8,108	93,242
Chemical Financial Corp.	15,753	494,014
Citizens & Northern Corp.	5,932	119,708
City Holding Co.	7,608	357,804
CNB Financial Corp.	6,875	117,013
CoBiz Financial, Inc.	17,060	210,179
Columbia Banking System, Inc.	27,600	799,572
Community Bank System, Inc.	19,573	692,688
Community Trust Bancorp, Inc.	7,652	253,740
CommunityOne Bancorp (a)	5,682	55,911
ConnectOne Bancorp, Inc.	10,688	207,988
CU Bancorp (a)	4,818	109,610
Customers Bancorp, Inc. (a)	12,506	304,646
CVB Financial Corp.	50,804	809,816
Eagle Bancorp, Inc. (a)	13,597	522,125
Enterprise Bancorp, Inc.	3,640	77,350
Enterprise Financial Services Corp.	9,667	199,720
EverBank Financial Corp.	43,868	790,940
Fidelity Southern Corp.	7,644	129,031
Financial Institutions, Inc.	6,448	147,853
First Bancorp, Inc.	4,334	75,628
First Bancorp, North Carolina	9,141	160,516
First BanCorp, Puerto Rico (a)	48,694	301,903
First Busey Corp.	34,170	228,597
First Business Financial Services, Inc.	1,912	82,675
First Citizens BancShares, Inc., Class A	4,606	1,196,132
First Commonwealth Financial Corp.	45,603	410,427
First Community Bancshares, Inc.	7,809	136,892
First Connecticut Bancorp, Inc.	7,637	117,381
First Financial Bancorp	27,849	495,991
First Financial Bankshares, Inc.	30,208	834,949
First Financial Corp.	5,343	191,760
First Interstate Bancsystem, Inc.	8,874	246,875
First Merchants Corp.	17,325	407,831
First Midwest Bancorp, Inc.	36,346	631,330
First NBC Bank Holding Co. (a)	7,344	242,205
The First of Long Island Corp.	5,664	144,432
FirstMerit Corp.	78,427	1,494,819
Flagstar Bancorp, Inc. (a)	9,388	136,220
FNB Corp.	83,227	1,093,603
German American Bancorp, Inc.	6,305	185,556
Glacier Bancorp, Inc.	35,121	883,293
Great Western Bancorp, Inc.	8,698	191,443
Guaranty Bancorp	7,105	120,501
Hampton Roads Bankshares, Inc. (a)	14,153	26,749
Hancock Holding Co.	39,053	1,166,123
Hanmi Financial Corp.	14,962	316,446

Common Stocks	Shares	Value
Banks: Diversified (continued)
Heartland Financial USA, Inc.	7,480	$244,072
Heritage Commerce Corp.	9,841	89,848
Heritage Oaks Bancorp	10,871	90,338
Home BancShares, Inc.	25,949	879,412
Horizon Bancorp	4,619	108,038
Hudson Valley Holding Corp.	7,009	179,150
Iberiabank Corp.	15,101	951,816
Independent Bank Corp./MA	12,263	537,978
Independent Bank Corp./MI	8,253	105,886
Independent Bank Group, Inc.	4,379	170,387
International Bancshares Corp.	26,125	680,034
Janus Capital Group, Inc.	71,888	1,235,755
Lakeland Bancorp, Inc.	18,033	207,380
Lakeland Financial Corp.	8,014	325,208
Macatawa Bank Corp.	11,734	62,777
MainSource Financial Group, Inc.	9,642	189,369
MB Financial, Inc.	31,852	997,286
Mercantile Bank Corp.	8,073	157,827
Merchants Bancshares, Inc.	2,361	68,870
Metro Bancorp, Inc.	6,790	187,200
MidSouth Bancorp, Inc.	3,793	55,947
National Bank Holdings Corp., Class A	16,574	311,757
National Bankshares, Inc.	3,332	99,427
National Penn Bancshares, Inc.	59,723	643,217
NBT Bancorp, Inc.	21,036	527,162
NewBridge Bancorp	16,187	144,388
Northrim BanCorp, Inc.	3,092	75,878
OFG Bancorp	21,886	357,180
Old Line Bancshares, Inc.	3,870	61,146
Old National Bancorp	56,688	804,403
Opus Bank	2,425	74,884
Pacific Continental Corp.	9,360	123,739
Pacific Premier Bancorp, Inc. (a)	9,367	151,652
Palmetto Bancshares, Inc.	2,178	41,382
Park National Corp.	6,138	525,167
Park Sterling Corp.	21,058	149,512
Peapack Gladstone Financial Corp.	7,467	161,287
Penns Woods Bancorp, Inc.	2,230	109,069
Peoples Bancorp, Inc.	7,204	170,303
Peoples Financial Services Corp.	3,610	161,981
Pinnacle Financial Partners, Inc.	17,090	759,821
Preferred Bank	5,550	152,459
PrivateBancorp, Inc.	34,353	1,208,195
Prosperity Bancshares, Inc.	33,150	1,739,712
Provident Financial Services, Inc.	29,091	542,547
Renasant Corp.	15,185	456,309
Republic Bancorp, Inc., Class A	4,755	117,591
Republic First Bancorp, Inc. (a)	14,150	51,365
S&T Bancorp, Inc.	15,045	426,977
Sandy Spring Bancorp, Inc.	12,135	318,301
Seacoast Banking Corp. of Florida (a)	9,082	129,600

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	3

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks: Diversified (concluded)
ServisFirst Bancshares, Inc.	889	$29,328
Sierra Bancorp	5,718	95,491
Simmons First National Corp., Class A	10,540	479,254
South State Corp.	11,579	791,888
Southside Bancshares, Inc.	11,625	333,521
Southwest Bancorp, Inc.	9,780	173,986
Square 1 Financial, Inc. (a)	3,215	86,066
State Bank Financial Corp.	17,034	357,714
Stock Yards Bancorp, Inc.	6,869	236,500
Stonegate Bank	4,959	149,712
Suffolk Bancorp	5,532	131,440
Susquehanna Bancshares, Inc.	89,985	1,233,694
Talmer Bancorp, Inc., Class A	8,969	137,360
Texas Capital Bancshares, Inc. (a)	21,750	1,058,137
Tompkins Financial Corp.	7,183	386,805
TowneBank	20,870	335,590
Trico Bancshares	11,007	265,599
Tristate Capital Holdings, Inc. (a)	10,369	108,563
Triumph Bancorp, Inc. (a)	3,514	48,001
TrustCo Bank Corp. NY	45,635	313,969
Trustmark Corp.	32,416	787,060
UMB Financial Corp.	17,767	939,697
Umpqua Holdings Corp.	78,910	1,355,674
Union Bankshares Corp.	22,330	495,949
United Bankshares, Inc.	33,016	1,240,741
United Community Banks, Inc.	23,998	453,082
United Community Financial Corp.	24,080	131,477
Univest Corp. of Pennsylvania	7,718	152,739
Valley National Bancorp	109,154	1,030,414
Washington Trust Bancorp, Inc.	7,095	270,958
Webster Financial Corp.	43,346	1,605,969
WesBanco, Inc.	15,671	510,561
West BanCorp., Inc.	7,393	147,047
Westamerica BanCorp	12,468	538,742
Western Alliance Bancorp (a)	36,196	1,072,849
Wilshire Bancorp, Inc.	34,130	340,276
Wintrust Financial Corp.	22,348	1,065,553
Yadkin Financial Corp. (a)	9,457	191,977

		65,673,367
Banks: Savings, Thrift & Mortgage Lending — 1.2%
Apollo Residential Mortgage, Inc.	15,875	253,206
Astoria Financial Corp.	41,953	543,291
Banc of California, Inc.	16,633	204,752
Bank Mutual Corp.	21,565	157,856
BankFinancial Corp.	8,963	117,774
Berkshire Hills Bancorp, Inc.	12,297	340,627
BofI Holding, Inc. (a)	7,270	676,401
Brookline Bancorp, Inc.	34,143	343,137
Clifton Bancorp, Inc.	12,339	174,103
Dime Community Bancshares, Inc.	16,075	258,808
First Defiance Financial Corp.	4,582	150,381

Common Stocks	Shares	Value
Banks: Savings, Thrift & Mortgage Lending (concluded)
First Financial Northwest, Inc.	6,328	$78,151
Flushing Financial Corp.	14,686	294,748
Fox Chase Bancorp, Inc.	5,747	96,722
Great Southern Bancorp, Inc.	4,915	193,602
Heritage Financial Corp.	14,239	242,063
Home Loan Servicing Solutions Ltd.	34,264	566,727
HomeStreet, Inc. (a)	10,923	200,109
Investors Bancorp, Inc.	171,460	2,009,511
Kearny Financial Corp. (a)	6,561	89,099
Ladder Capital Corp., Class A (a)	7,714	142,786
LegacyTexas Financial Group, Inc.	19,683	447,395
Meridian Bancorp, Inc. (a)	9,795	129,000
Northfield Bancorp, Inc.	22,154	328,322
Northwest Bancshares, Inc.	45,486	539,009
OceanFirst Financial Corp.	6,218	107,385
Oritani Financial Corp.	22,145	322,210
Sterling Bancorp	43,854	588,082
Territorial Bancorp, Inc.	4,133	98,200
United Financial Bancorp, Inc.	22,950	285,269
Washington Federal, Inc.	48,620	1,060,159
Waterstone Financial, Inc.	16,098	206,698
WSFS Financial Corp.	4,321	326,797

		11,572,380
Beverage: Brewers & Distillers — 0.1%
The Boston Beer Co., Inc., Class A (a)	3,995	1,068,263
Craft Brew Alliance, Inc. (a)	4,976	67,873

		1,136,136
Beverage: Soft Drinks — 0.0%
Coca-Cola Bottling Co. Consolidated	2,194	248,054
Farmer Bros Co. (a)	3,443	85,214
National Beverage Corp. (a)	5,293	129,202

		462,470
Biotechnology — 5.0%
Acceleron Pharma, Inc. (a)	7,909	301,017
Acorda Therapeutics, Inc. (a)	20,056	667,464
Actinium Pharmaceuticals, Inc. (a)(b)	13,234	32,688
Aegerion Pharmaceuticals, Inc. (a)	14,275	373,577
Agenus, Inc. (a)	29,775	152,746
Akebia Therapeutics, Inc. (a)	3,686	40,951
Albany Molecular Research, Inc. (a)	11,236	197,754
Alder Biopharmaceuticals, Inc. (a)	4,854	140,086
Alimera Sciences, Inc. (a)(b)	12,835	64,303
AMAG Pharmaceuticals, Inc. (a)	8,505	464,883
ANI Pharmaceuticals, Inc. (a)	3,267	204,351
Applied Genetic Technologies Corp. (a)	2,761	55,192

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	4

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Biotechnology (continued)
Ardelyx, Inc. (a)	2,278	$29,819
Arena Pharmaceuticals, Inc. (a)	116,158	507,610
Ariad Pharmaceuticals, Inc. (a)	79,306	653,481
Array BioPharma, Inc. (a)	67,158	494,954
Atara Biotherapeutics, Inc. (a)	3,394	141,089
Avalanche Biotechnologies, Inc. (a)	3,692	149,600
Bellicum Pharmaceuticals, Inc. (a)	3,857	89,367
Bio Path Holdings, Inc. (a)(b)	33,228	59,810
BioCryst Pharmaceuticals, Inc. (a)	33,867	305,819
BioDelivery Sciences International, Inc. (a)	20,212	212,226
BioTelemetry, Inc. (a)	12,221	108,156
Biotime, Inc. (a)(b)	23,740	117,988
Bluebird Bio, Inc. (a)	11,830	1,428,709
Calithera Biosciences, Inc. (a)(b)	3,873	63,595
Celldex Therapeutics, Inc. (a)	46,585	1,298,324
Cellular Dynamics International, Inc. (a)	4,032	66,246
Cepheid, Inc. (a)	33,122	1,884,642
ChemoCentryx, Inc. (a)	13,248	100,022
Clovis Oncology, Inc. (a)	11,844	879,180
Coherus Biosciences, Inc. (a)	3,160	96,633
CTI BioPharma Corp. (a)	70,070	126,827
Cytokinetics, Inc. (a)	16,507	111,917
Cytori Therapeutics, Inc. (a)(b)	45,840	54,091
CytRx Corp. (a)(b)	25,794	86,926
Dermira, Inc. (a)	3,793	58,223
Dyax Corp. (a)	65,152	1,091,622
Dynavax Technologies Corp. (a)	13,658	306,349
Eleven Biotherapeutics, Inc. (a)	2,260	20,159
Emergent Biosolutions, Inc. (a)	14,043	403,877
Enzo Biochem, Inc. (a)	16,680	49,206
Epizyme, Inc. (a)	7,186	134,953
Exact Sciences Corp. (a)	42,514	936,158
Exelixis, Inc. (a)(b)	94,404	242,618
FibroGen, Inc. (a)	4,465	140,112
Five Prime Therapeutics, Inc. (a)	9,845	224,958
Flex Pharma, Inc. (a)	2,362	46,295
Foundation Medicine, Inc. (a)	6,721	323,347
Galena Biopharma, Inc. (a)(b)	71,116	98,851
GenMark Diagnostics, Inc. (a)	20,216	262,404
Genocea Biosciences, Inc. (a)	2,789	33,078
Genomic Health, Inc. (a)	8,131	248,402
Geron Corp. (a)	73,907	278,629
Halozyme Therapeutics, Inc. (a)	49,745	710,359
Heron Therapeutics, Inc. (a)	10,739	156,252
Hyperion Therapeutics, Inc. (a)	6,442	295,688
Idera Pharmaceuticals, Inc. (a)	41,630	154,447
IGI Laboratories, Inc. (a)	15,159	123,697
Immunogen, Inc. (a)	41,503	371,452
Immunomedics, Inc. (a)	40,657	155,716
INC Research Holdings, Inc., Class A (a)	4,462	146,041
Common Stocks	Shares	Value
Biotechnology (continued)
Inovio Pharmaceuticals, Inc. (a)(b)	28,279	$230,757
Insmed, Inc. (a)	23,822	495,498
Insys Therapeutics, Inc. (a)	4,586	266,584
Intrexon Corp. (a)	18,125	822,331
Invitae Corp. (a)	3,233	54,185
Karyopharm Therapeutics, Inc. (a)	6,923	211,913
Keryx Biopharmaceuticals, Inc. (a)(b)	48,649	619,302
Kindred Biosciences, Inc. (a)	5,328	38,042
Lexicon Pharmaceuticals, Inc. (a)	117,319	110,784
Liberator Medical Holdings, Inc.	14,812	51,842
Ligand Pharmaceuticals, Inc., Class B (a)	9,492	731,928
Loxo Oncology, Inc. (a)	1,684	20,966
MacroGenics, Inc. (a)	9,656	302,909
MannKind Corp. (a)(b)	109,759	570,747
Merrimack Pharmaceuticals, Inc. (a)	47,136	559,976
Mirati Therapeutics, Inc. (a)	4,136	121,267
Momenta Pharmaceuticals, Inc. (a)	24,036	365,347
Nektar Therapeutics (a)	61,171	672,881
Neuralstem, Inc. (a)(b)	33,193	63,067
Neurocrine Biosciences, Inc. (a)	40,436	1,605,714
NewLink Genetics Corp. (a)	9,521	520,894
Northwest Biotherapeutics, Inc. (a)(b)	20,444	150,672
Novavax, Inc. (a)	114,262	944,947
Omeros Corp. (a)	18,102	398,787
OncoMed Pharmaceuticals, Inc. (a)	6,028	155,402
Oncothyreon, Inc. (a)	47,319	77,130
Ophthotech Corp. (a)	6,669	310,309
Opko Health, Inc. (a)(b)	94,439	1,338,201
Orexigen Therapeutics, Inc. (a)(b)	59,265	464,045
Organovo Holdings, Inc. (a)(b)	30,848	109,202
Osiris Therapeutics, Inc. (a)	9,038	158,888
Pacific Biosciences of California, Inc. (a)	28,799	168,186
PDL BioPharma, Inc.	77,691	546,556
Peregrine Pharmaceuticals, Inc. (a)(b)	92,367	124,695
PRA Health Sciences, Inc. (a)	9,491	273,720
Progenics Pharmaceuticals, Inc. (a)	33,097	197,920
Prothena Corp. PLC (a)	12,840	489,718
PTC Therapeutics, Inc. (a)	11,687	711,154
Puma Biotechnology, Inc. (a)	11,682	2,758,237
RadNet, Inc. (a)	15,746	132,266
Raptor Pharmaceutical Corp. (a)	32,811	356,656
Regado Biosciences, Inc. (a)	6,473	7,897
Regulus Therapeutics, Inc. (a)	7,423	125,746
Repligen Corp. (a)	15,351	466,056
Repros Therapeutics, Inc. (a)	11,824	101,568
Retrophin, Inc. (a)	12,925	309,683
Rigel Pharmaceuticals, Inc. (a)	40,719	145,367

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	5

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Biotechnology (concluded)
Rockwell Medical, Inc. (a)(b)	23,073	$252,188
RTI Surgical, Inc. (a)	26,668	131,740
Sage Therapeutics, Inc. (a)	2,862	143,758
Sangamo Biosciences, Inc. (a)	32,685	512,501
Sarepta Therapeutics, Inc. (a)(b)	19,832	263,369
Sequenom, Inc. (a)(b)	56,875	224,656
Spark Therapeutics, Inc. (a)	3,766	291,865
Stemline Therapeutics, Inc. (a)	7,209	104,314
Sucampo Pharmaceuticals, Inc., Class A (a)	8,221	127,919
Sunesis Pharmaceuticals, Inc. (a)	27,245	66,750
Synageva BioPharma Corp. (a)	11,133	1,085,801
Synergy Pharmaceuticals, Inc. (a)(b)	43,535	201,132
Synta Pharmaceuticals Corp. (a)	31,091	60,317
TESARO, Inc. (a)	9,988	573,311
Theravance, Inc. (b)	39,599	622,496
Threshold Pharmaceuticals, Inc. (a)	28,535	115,852
Tokai Pharmaceuticals, Inc. (a)	2,795	31,583
Vanda Pharmaceuticals, Inc. (a)(b)	15,873	147,619
Veracyte, Inc. (a)	2,754	20,049
Verastem, Inc. (a)	12,993	132,139
Versartis, Inc. (a)	3,840	70,541
Vitae Pharmaceuticals, Inc. (a)	2,949	34,533
Vital Therapies, Inc. (a)	2,724	68,127
West Pharmaceutical Services, Inc.	33,872	2,039,433
Wright Medical Group, Inc. (a)	24,137	622,735
Xencor Inc. (a)	8,205	125,701
XOMA Corp. (a)	43,234	157,372
ZIOPHARM Oncology, Inc. (a)(b)	43,557	469,109

		46,931,788
Building Materials — 0.9%
Aspen Aerogels, Inc. (a)	2,512	18,287
Builders FirstSource, Inc. (a)	21,851	145,746
Continental Building Products, Inc. (a)	5,500	124,245
Gibraltar Industries, Inc. (a)	14,507	238,060
Griffon Corp.	19,189	334,464
Headwaters, Inc. (a)	35,424	649,676
Louisiana-Pacific Corp. (a)	68,114	1,124,562
LSI Industries, Inc.	10,242	83,472
Masonite International Corp. (a)	14,177	953,545
NCI Building Systems, Inc. (a)	13,240	228,787
Patrick Industries, Inc. (a)	3,880	241,608
PGT, Inc. (a)	22,471	251,114
Quanex Building Products Corp.	16,983	335,245
Revolution Lighting Technologies, Inc. (a)(b)	19,621	21,779
Simpson Manufacturing Co., Inc.	19,794	739,702
Stock Building Supply Holdings, Inc. (a)	6,771	122,284
Trex Co., Inc. (a)	16,176	882,077
Common Stocks	Shares	Value
Building Materials (concluded)
Watsco, Inc.	12,351	$1,552,521

		8,047,174
Building: Climate Control — 0.1%
AAON, Inc.	18,929	464,328
Comfort Systems USA, Inc.	18,174	382,381
Nortek, Inc. (a)	4,403	388,565

		1,235,274
Building: Roofing, Wallboard & Plumbing — 0.1%
Beacon Roofing Supply, Inc. (a)	23,166	725,096
Casinos & Gambling — 0.3%
Boyd Gaming Corp. (a)	37,913	538,364
Caesars Acquisition Co., Class A (a)	23,297	158,420
Caesars Entertainment Corp. (a)(b)	25,187	265,219
Empire Resorts, Inc. (a)(b)	7,240	33,304
Isle of Capri Casinos, Inc. (a)	11,029	154,957
Monarch Casino & Resort, Inc. (a)	5,140	98,380
Penn National Gaming, Inc. (a)	38,203	598,259
Pinnacle Entertainment, Inc. (a)	23,194	837,071
Scientific Games Corp., Class A (a)	24,546	256,997

		2,940,971
Cement — 0.0%
US Concrete, Inc. (a)	6,933	234,890
Chemicals: Diversified — 1.1%
Aceto Corp.	13,829	304,238
American Vanguard Corp.	13,693	145,420
Axiall Corp.	33,562	1,575,400
Chemtura Corp. (a)	35,001	955,177
Hawkins, Inc.	4,984	189,342
Innophos Holdings, Inc.	10,509	592,287
KMG Chemicals, Inc.	4,683	125,177
Landec Corp. (a)	12,757	177,960
LSB Industries, Inc. (a)	9,330	385,609
Marrone Bio Innovations, Inc. (a)(b)	6,261	24,230
Olin Corp.	37,932	1,215,341
OM Group, Inc.	14,090	423,123
OMNOVA Solutions, Inc. (a)	23,212	197,998
PolyOne Corp.	42,696	1,594,696
Sensient Technologies Corp.	23,711	1,633,214
Tronox Ltd., Class A	29,678	603,354

		10,142,566
Chemicals: Specialty — 0.5%
Balchem Corp.	14,567	806,720
Calgon Carbon Corp.	25,565	538,654
FutureFuel Corp.	10,103	103,758
Innospec, Inc.	11,708	543,134
Kraton Performance Polymers, Inc. (a)	15,919	321,723
Polypore International, Inc. (a)	21,621	1,273,477

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	6

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chemicals: Specialty (concluded)
Quaker Chemical Corp.	6,348	$543,643
Stepan Co.	9,310	387,855
Zep, Inc.	11,258	191,724

		4,710,688
Coal — 0.1%
Arch Coal, Inc. (a)(b)	99,159	99,149
Cloud Peak Energy, Inc. (a)	30,343	176,596
Hallador Energy Co.	4,864	56,860
Walter Energy, Inc. (b)	30,075	18,647
Westmoreland Coal Co. (a)	7,069	189,166

		540,418
Commercial Banks — 0.0%
Blue Hills Bancorp, Inc. (a)	13,353	176,527
C1 Financial, Inc. (a)	1,508	28,275
Green Bancorp, Inc. (a)	2,266	25,334
HomeTrust Bancshares, Inc. (a)	9,827	156,937
Sun Bancorp, Inc. (a)	4,107	77,663

		464,736
Commercial Finance & Mortgage Companies — 0.1%
Capital Bank Financial Corp., Class A (a)	11,150	307,851
Federal Agricultural Mortgage Corp., Class C	5,131	144,643
Meta Financial Group, Inc.	3,112	123,640
NewStar Financial, Inc. (a)	12,587	147,645
On Deck Capital, Inc. (a)	5,244	111,645
PennyMac Financial Services, Inc. (a)(c)	5,912	100,327
RE/MAX Holdings, Inc., Class A	5,336	177,208
Stonegate Mortgage Corp. (a)(b)	6,740	72,927
Walker & Dunlop, Inc. (a)	7,867	139,482

		1,325,368
Commercial Services & Supplies — 0.1%
ARC Document Solutions, Inc. (a)	20,262	187,018
Civeo Corp.	44,804	113,802
Collectors Universe, Inc.	3,279	73,974
Hill International, Inc. (a)	14,511	52,095
Information Services Group, Inc.	17,327	69,135
LifeLock, Inc. (a)	38,869	548,442
National Research Corp.	4,427	63,749
National Research Corp., Class B	262	8,384
Performant Financial Corp. (a)	13,883	47,202
Quest Resource Holding Corp. (a)(b)	4,700	5,922
Common Stocks	Shares	Value
Commercial Services & Supplies (concluded)
Weight Watchers International, Inc. (a)	13,153	$91,939

		1,261,662
Commercial Services: Rental & Leasing — 0.4%
Aircastle Ltd.	31,053	697,450
CAI International, Inc. (a)	8,090	198,771
Electro Rent Corp.	7,520	85,277
H&E Equipment Services, Inc.	15,108	377,549
Marlin Business Services Corp.	3,828	76,675
McGrath RentCorp	12,471	410,420
Mobile Mini, Inc.	21,937	935,394
Neff Corp., Class A (a)	5,058	53,311
PHH Corp. (a)	24,575	593,978
TAL International Group, Inc. (a)	16,449	669,968

		4,098,793
Commercial Vehicles & Parts — 0.3%
Accuride Corp. (a)	17,519	81,639
Commercial Vehicle Group, Inc. (a)	12,908	83,127
Cooper-Standard Holding, Inc. (a)	6,615	391,608
Miller Industries, Inc.	5,339	130,805
Modine Manufacturing Co. (a)	23,041	310,362
Motorcar Parts of America, Inc. (a)	8,240	228,990
Rush Enterprises, Inc., Class A (a)	16,580	453,629
Spartan Motors, Inc.	16,548	80,258
Strattec Security Corp.	1,603	118,365
Wabash National Corp. (a)	33,226	468,487

		2,347,270
Communications Equipment — 0.1%
Aerohive Networks, Inc. (a)	3,939	17,568
Polycom, Inc. (a)	66,352	889,117
Ruckus Wireless, Inc. (a)	31,426	404,452

		1,311,137
Communications Technology — 1.7%
ADTRAN, Inc.	25,024	467,198
Alliance Fiber Optic Products, Inc.	5,851	101,924
Anixter International, Inc. (a)	13,082	995,933
Aruba Networks, Inc. (a)	50,715	1,242,010
Bel Fuse, Inc., Class B	4,832	91,953
Black Box Corp.	7,458	156,096
Calix, Inc. (a)	19,856	166,592
Ciena Corp. (a)	50,676	978,554
Comtech Telecommunications Corp.	7,446	215,562
Cyan, Inc. (a)(b)	13,091	52,233
Datalink Corp. (a)	9,999	120,388
Digi International, Inc. (a)	11,520	114,970
DigitalGlobe, Inc. (a)	36,232	1,234,424
Emulex Corp. (a)	33,549	267,386
Extreme Networks, Inc. (a)	45,904	145,057

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	7

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Communications Technology (concluded)
Finisar Corp. (a)	49,705	$1,060,705
General Cable Corp.	22,954	395,497
Harmonic, Inc. (a)	42,452	314,569
Infinera Corp. (a)	58,722	1,155,062
Intelsat SA (a)	13,595	163,140
InterDigital, Inc.	17,781	902,208
Ixia (a)	27,773	336,886
KVH Industries, Inc. (a)	7,635	115,441
Loral Space & Communications, Inc. (a)	6,267	428,913
NETGEAR, Inc. (a)	16,659	547,748
Numerex Corp., Class A (a)	7,108	81,031
Parkervision, Inc. (a)(b)	47,603	39,510
Plantronics, Inc.	20,407	1,080,551
Procera Networks, Inc. (a)	9,609	90,229
QLogic Corp. (a)	41,850	616,869
Rightside Group Ltd. (a)	3,728	37,839
RingCentral, Inc., Class A (a)	13,867	212,581
Seachange International, Inc. (a)	15,146	118,896
ShoreTel, Inc. (a)	29,349	200,160
Sonus Networks, Inc. (a)	23,682	186,614
TeleNav, Inc. (a)	12,841	101,701
ViaSat, Inc. (a)	19,855	1,183,557

		15,719,987
Computer Services Software & Systems — 5.6%
A10 Networks, Inc. (a)	5,452	23,607
ACI Worldwide, Inc. (a)	54,633	1,183,351
Acxiom Corp. (a)	36,529	675,421
American Software, Inc., Class A	11,457	117,091
Aspen Technology, Inc. (a)	43,804	1,686,016
AVG Technologies NV (a)	16,849	364,781
Bankrate, Inc. (a)	32,423	367,677
Barracuda Networks, Inc. (a)	3,768	144,955
Bazaarvoice, Inc. (a)	23,254	131,385
Benefitfocus, Inc. (a)	2,269	83,477
Blackbaud, Inc.	22,135	1,048,756
Blucora, Inc. (a)	20,542	280,604
Bottomline Technologies, Inc. (a)	19,055	521,535
Box, Inc., Class A Class A (a)	5,893	116,387
Brightcove, Inc. (a)	14,782	108,352
BroadSoft, Inc. (a)	13,751	460,108
CACI International, Inc., Class A (a)	11,365	1,021,941
Callidus Software, Inc. (a)	25,171	319,168
CIBER, Inc. (a)	36,452	150,182
CommVault Systems, Inc. (a)	22,688	991,466
Computer Task Group, Inc.	7,280	53,217
ComScore, Inc. (a)	16,623	851,098
Connecture, Inc. (a)	2,784	28,814
Cornerstone OnDemand, Inc. (a)	25,304	731,033
Covisint Corp. (a)	18,502	37,559
CSG Systems International, Inc.	16,557	503,167
Cvent, Inc. (a)	8,783	246,275
Common Stocks	Shares	Value
Computer Services Software & Systems (continued)
DealerTrack Holdings, Inc. (a)	25,508	$982,568
Demandware, Inc. (a)	14,468	881,101
Digimarc Corp.	3,599	78,998
Dot Hill Systems Corp. (a)	28,549	151,310
EarthLink Holdings Corp.	49,852	221,343
Ebix, Inc. (b)	13,155	399,649
Endurance International Group Holdings, Inc. (a)	14,614	278,543
Envestnet, Inc. (a)	16,302	914,216
EPAM Systems, Inc. (a)	17,067	1,046,036
EPIQ Systems, Inc.	15,096	270,671
ePlus, Inc. (a)	2,555	222,106
Guidance Software, Inc. (a)	8,283	44,811
Guidewire Software, Inc. (a)	32,337	1,701,250
Hortonworks, Inc. (a)	3,316	79,053
HubSpot, Inc. (a)(b)	2,694	107,491
iGATE Corp. (a)	17,692	754,741
Imperva, Inc. (a)	12,283	524,484
Infoblox, Inc. (a)	26,968	643,726
Interactive Intelligence Group, Inc. (a)	8,126	334,629
Internap Network Services Corp. (a)	26,577	271,883
IntraLinks Holdings, Inc. (a)	19,166	198,176
Jive Software, Inc. (a)	19,350	99,266
The KEYW Holding Corp. (a)(b)	15,597	128,363
Limelight Networks, Inc. (a)	28,228	102,468
Lionbridge Technologies, Inc. (a)	32,080	183,498
LivePerson, Inc. (a)	26,166	267,809
LogMeIn, Inc. (a)	11,668	653,291
Luxoft Holding, Inc. (a)	3,876	200,544
Manhattan Associates, Inc. (a)	35,952	1,819,531
Mantech International Corp., Class A	11,648	395,333
Mavenir Systems, Inc. (a)	5,502	97,605
Mentor Graphics Corp.	46,398	1,114,944
Mercury Systems, Inc. (a)	16,091	250,215
MicroStrategy, Inc., Class A (a)	4,350	735,977
Millennial Media, Inc. (a)	34,430	49,924
ModusLink Global Solutions, Inc. (a)	17,640	67,914
Monotype Imaging Holdings, Inc.	18,938	618,136
Netscout Systems, Inc. (a)	17,496	767,200
New Relic, Inc. (a)	2,515	87,271
NIC, Inc.	31,332	553,636
Nimble Storage, Inc. (a)(b)	4,686	104,545
PDF Solutions, Inc. (a)	14,338	256,937
Pegasystems, Inc.	17,058	371,012
Perficient, Inc. (a)	16,677	345,047
Progress Software Corp. (a)	24,688	670,773
Proofpoint, Inc. (a)	18,489	1,094,919
PROS Holdings, Inc. (a)	11,107	274,454
Q2 Holdings, Inc. (a)	5,133	108,512

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	8

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Computer Services Software & Systems (concluded)
QAD, Inc., Class A	3,212	$77,730
QLIK Technologies, Inc. (a)	42,632	1,327,134
RealNetworks, Inc. (a)	10,991	73,969
RealPage, Inc. (a)	24,888	501,244
Reis, Inc.	4,162	106,714
Rocket Fuel, Inc. (a)(b)	8,616	79,267
Sapiens International Corp. NV (a)	11,642	95,464
Science Applications International Corp.	19,138	982,736
SciQuest, Inc. (a)	12,869	217,872
Shutterstock, Inc. (a)	7,239	497,102
SPS Commerce, Inc. (a)	7,853	526,936
SS&C Technologies Holdings, Inc.	32,268	2,010,296
Synchronoss Technologies, Inc. (a)	16,938	803,877
SYNNEX Corp.	13,650	1,054,463
Syntel, Inc. (a)	14,952	773,467
Tangoe, Inc. (a)(b)	18,400	253,920
TechTarget, Inc. (a)	8,024	92,517
TeleCommunication Systems, Inc., Class A (a)	21,923	83,965
Textura Corp. (a)	8,778	238,586
Travelzoo, Inc. (a)	3,218	31,022
Tremor Video, Inc. (a)	17,581	41,140
Turtle Beach Corp. (a)(b)	2,916	5,424
Tyler Technologies, Inc. (a)	15,823	1,907,146
The Ultimate Software Group, Inc. (a)	13,485	2,291,843
Unisys Corp. (a)	24,798	575,562
Unwired Planet, Inc. (a)	39,752	22,730
Varonis Systems, Inc. (a)	2,511	64,432
VASCO Data Security International, Inc. (a)(b)	14,250	306,945
Verint Systems, Inc. (a)	28,394	1,758,440
VirnetX Holding Corp. (a)(b)	21,279	129,589
Virtusa Corp. (a)	12,595	521,181
Web.com Group, Inc. (a)	25,016	474,053
Wix.com Ltd. (a)	6,391	122,452
Workiva, Inc. (a)	3,352	48,269
Yodlee, Inc. (a)	3,403	45,804
YuMe, Inc. (a)(b)	8,623	44,753
Zix Corp. (a)	29,641	116,489

		52,077,865
Computer Technology — 0.4%
Cray, Inc. (a)	19,545	548,823
Immersion Corp. (a)	13,626	125,087
Insight Enterprises, Inc. (a)	19,671	561,017
PC Connection, Inc.	4,584	119,596
Quantum Corp. (a)	107,797	172,475
Safeguard Scientifics, Inc. (a)	10,220	184,778
Silicon Graphics International Corp. (a)	16,585	144,124
Super Micro Computer, Inc. (a)	16,505	548,131
Common Stocks	Shares	Value
Computer Technology (concluded)
Synaptics, Inc. (a)	17,289	$1,405,682
Violin Memory, Inc. (a)	37,119	139,939

		3,949,652
Construction — 0.4%
Aegion Corp. (a)	18,456	333,131
EMCOR Group, Inc.	29,657	1,378,161
Granite Construction, Inc.	18,870	663,092
Great Lakes Dredge & Dock Corp. (a)	28,176	169,338
Orion Marine Group, Inc. (a)	12,767	113,116
Primoris Services Corp.	18,402	316,330
Sterling Construction Co., Inc. (a)	8,004	36,178
Tutor Perini Corp. (a)	18,073	422,004

		3,431,350
Consumer Electronics — 0.2%
RealD, Inc. (a)	18,952	242,396
Skullcandy, Inc. (a)	9,174	103,666
TiVo, Inc. (a)	45,443	482,150
Universal Electronics, Inc. (a)	7,334	413,931
VOXX International Corp. (a)	9,457	86,626
XO Group, Inc. (a)	12,652	223,561

		1,552,330
Consumer Lending — 0.8%
Cash America International, Inc.	13,631	317,602
Credit Acceptance Corp. (a)	3,104	605,280
Encore Capital Group, Inc. (a)	12,423	516,673
Enova International, Inc. (a)	12,540	246,913
Ezcorp, Inc., Class A (a)	25,051	228,716
First Cash Financial Services, Inc. (a)	13,884	645,884
LendingTree, Inc. (a)	3,042	170,382
Marcus & Millichap, Inc. (a)	3,789	142,012
MGIC Investment Corp. (a)	161,425	1,554,523
MoneyGram International, Inc. (a)	14,619	126,308
Nelnet, Inc., Class A	9,961	471,354
Nicholas Financial, Inc. (a)	2,465	34,535
PRA Group, Inc. (a)	23,992	1,303,245
Regional Management Corp. (a)	5,066	74,774
Springleaf Holdings, Inc. (a)	11,785	610,109
World Acceptance Corp. (a)	3,824	278,846

		7,327,156
Consumer Services: Miscellaneous — 0.5%
Chuy’s Holdings, Inc. (a)	7,804	175,824
Core-Mark Holding Co., Inc.	11,008	708,034
Del Frisco’s Restaurant Group, Inc. (a)	11,124	224,149
Nutrisystem, Inc.	14,022	280,159
Sotheby’s	29,303	1,238,345
Steiner Leisure Ltd. (a)	6,588	312,271

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	9

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Services: Miscellaneous (concluded)
WEX, Inc. (a)	18,635	$2,000,654

		4,939,436
Containers & Packaging — 0.5%
AEP Industries, Inc. (a)	1,965	108,154
Berry Plastics Group, Inc. (a)	43,132	1,560,947
Graphic Packaging Holding Co.	156,928	2,281,733
Myers Industries, Inc.	12,309	215,777
UFP Technologies, Inc. (a)	2,725	62,075

		4,228,686
Cosmetics — 0.1%
Elizabeth Arden, Inc. (a)(b)	12,642	197,215
Inter Parfums, Inc.	7,915	258,187
Revlon, Inc., Class A (a)	5,564	229,237

		684,639
Diversified Financial Services — 0.7%
Altisource Asset Management Corp. (a)	657	121,631
Altisource Portfolio Solutions SA (a)(b)	6,805	87,580
Blackhawk Network Holdings, Inc. (a)	25,265	903,729
Evercore Partners, Inc., Class A	15,982	825,630
FBR & Co. (a)	3,761	86,917
FCB Financial Holdings, Inc., Class A (a)	3,837	105,019
Greenhill & Co., Inc.	13,518	535,989
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	12,955	236,817
HRG Group, Inc. (a)	39,950	498,576
JG Wentworth Co (a)	5,762	59,867
Liberty Tax, Inc. (a)	1,727	48,062
MidWestOne Financial Group, Inc.	3,337	96,206
Moelis & Co., Class A	3,691	111,173
Outerwall, Inc.	9,161	605,725
Piper Jaffray Cos. (a)	7,905	414,696
Stifel Financial Corp. (a)	31,433	1,752,390
Tiptree Financial, Inc. A REIT (a)	3,203	21,236

		6,511,243
Diversified Manufacturing Operations — 0.5%
AM Castle & Co. (a)(b)	9,140	33,361
ARC Group Worldwide, Inc. (a)(b)	1,293	6,905
Barnes Group, Inc.	26,000	1,052,740
Federal Signal Corp.	30,087	475,074
Harsco Corp.	37,982	655,569
Lydall, Inc. (a)	8,294	263,086
OSI Systems, Inc. (a)	9,578	711,262
Raven Industries, Inc.	17,597	360,035
Standex International Corp.	6,164	506,249
Common Stocks	Shares	Value
Diversified Manufacturing Operations (concluded)
TriMas Corp. (a)	21,698	$668,081

		4,732,362
Diversified Materials & Processing — 0.6%
Belden, Inc.	20,898	1,955,217
Cabot Microelectronics Corp. (a)	11,602	579,752
CLARCOR, Inc.	24,119	1,593,301
Encore Wire Corp.	9,983	378,156
Insteel Industries, Inc.	8,695	188,073
Koppers Holdings, Inc.	10,066	198,099
NL Industries, Inc. (a)	3,493	27,071
Tredegar Corp.	12,093	243,190

		5,162,859
Diversified Media — 0.1%
Demand Media, Inc. (a)	3,728	21,324
EW Scripps Co. (a)	15,068	428,534
Hemisphere Media Group, Inc. (a)(b)	3,830	48,450

		498,308
Diversified Retail — 0.3%
The Bon-Ton Stores, Inc. (b)	6,766	47,091
EVINE Live, Inc. (a)	20,451	137,226
Fred’s, Inc., Class A	17,753	303,399
Gaiam, Inc., Class A (a)	6,785	49,463
HSN, Inc.	15,873	1,083,015
Overstock.com, Inc. (a)	5,390	130,546
Pricesmart, Inc.	8,994	764,310
Tuesday Morning Corp. (a)	20,966	337,552
Winmark Corp.	1,096	95,977

		2,948,579
Drug & Grocery Store Chains — 0.4%
Casey’s General Stores, Inc.	18,452	1,662,525
Diplomat Pharmacy, Inc. (a)	7,465	258,140
Ingles Markets, Inc., Class A	5,712	282,630
PetMed Express, Inc.	9,342	154,330
Smart & Final Stores, Inc. (a)	6,738	118,589
Supervalu, Inc. (a)	97,638	1,135,530
Village Super Market, Inc., Class A	3,158	99,287
Weis Markets, Inc.	5,151	256,314

		3,967,345
Education Services — 0.6%
2U, Inc. (a)	4,960	126,877
American Public Education, Inc. (a)	8,507	255,040
Bridgepoint Education, Inc. (a)	7,595	73,292
Bright Horizons Family Solutions, Inc. (a)	13,286	681,173
Capella Education Co.	5,284	342,826
Career Education Corp. (a)	32,125	161,589
Chegg, Inc. (a)	34,372	273,257

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	10

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Education Services (concluded)
Franklin Covey Co. (a)	5,057	$97,398
Grand Canyon Education, Inc. (a)	22,409	970,310
HealthStream, Inc. (a)	10,243	258,124
HMH Holdings/EduMedia. (a)	51,363	1,206,003
ITT Educational Services, Inc. (a)(b)	10,904	74,038
K12, Inc. (a)	16,667	262,005
Rosetta Stone, Inc. (a)	9,805	74,616
Strayer Education, Inc. (a)	5,257	280,776
Universal Technical Institute, Inc.	10,421	100,042

		5,237,366
Electronic Components — 0.6%
Acacia Research Corp.	24,397	261,048
Checkpoint Systems, Inc.	19,595	212,018
InvenSense, Inc. (a)(b)	34,338	522,281
Kemet Corp. (a)	21,053	87,159
Methode Electronics, Inc.	18,218	856,975
Multi-Fineline Electronix, Inc. (a)	4,407	80,516
NVE Corp.	2,317	159,688
Park Electrochemical Corp.	9,816	211,633
Rogers Corp. (a)	8,699	715,145
Sanmina Corp. (a)	39,475	954,900
ScanSource, Inc. (a)	13,730	558,124
Sparton Corp. (a)	4,720	115,640
Speed Commerce, Inc. (a)	22,141	14,141
TTM Technologies, Inc. (a)	24,952	224,818
Universal Display Corp. (a)	19,472	910,316
Viasystems Group, Inc. (a)	2,551	44,617

		5,929,019
Electronic Entertainment — 0.2%
DTS, Inc. (a)	7,855	267,620
Glu Mobile, Inc. (a)	43,909	219,984
Take-Two Interactive Software, Inc. (a)	40,116	1,021,153

		1,508,757
Electronics — 0.3%
Agilysys, Inc. (a)	6,601	64,954
American Science & Engineering, Inc.	3,397	165,977
Coherent, Inc. (a)	11,972	777,701
Control4 Corp. (a)	5,184	62,104
CUI Global, Inc. (a)	9,512	55,740
Daktronics, Inc.	17,978	194,342
II-VI, Inc. (a)	25,281	466,687
Imprivata, Inc. (a)	2,991	41,874
iRobot Corp. (a)	14,269	465,598
Newport Corp. (a)	19,261	367,115
Common Stocks	Shares	Value
Electronics (concluded)
Rofin-Sinar Technologies, Inc. (a)	13,572	$328,850

		2,990,942
Energy Equipment — 0.3%
Capstone Turbine Corp. (a)(b)	153,937	100,059
Dynegy, Inc. (a)	58,577	1,841,075
Enphase Energy, Inc. (a)	8,701	114,766
FuelCell Energy, Inc. (a)(b)	112,115	140,144
Matador Resources Co. (a)	35,302	773,820
PowerSecure International, Inc. (a)	10,813	142,299
Silver Spring Networks, Inc. (a)	16,671	149,039

		3,261,202
Energy Equipment & Services — 0.0%
CHC Group, Ltd. (a)	16,424	21,844
Geospace Technologies Corp. (a)	6,275	103,600
Pioneer Energy Services Corp. (a)	29,912	162,123

		287,567
Engineering & Contracting Services — 0.4%
Argan, Inc.	5,978	216,224
Dycom Industries, Inc. (a)	16,302	796,190
Engility Holdings, Inc.	8,525	256,091
Exponent, Inc.	6,348	564,337
Furmanite Corp. (a)	18,807	148,387
Layne Christensen Co. (a)	9,447	47,330
MasTec, Inc. (a)	31,598	609,841
Mistras Group, Inc. (a)	7,785	149,939
MYR Group, Inc. (a)	10,358	324,620
Power Solutions International, Inc. (a)	2,232	143,495
Tetra Tech, Inc.	29,682	712,962
VSE Corp.	2,071	169,574

		4,138,990
Entertainment — 0.2%
AMC Entertainment Holdings, Inc., Class A	10,272	364,553
Ascent Capital Group, Inc., Class A (a)	6,799	270,668
Carmike Cinemas, Inc. (a)	11,709	393,423
Reading International, Inc., Class A (a)	8,335	112,106
Rentrak Corp. (a)	4,822	267,910
World Wrestling Entertainment, Inc.	14,130	197,961

		1,606,621
Environmental, Maintenance, & Security Service — 0.5%
ABM Industries, Inc.	26,791	853,561
The Brink’s Co.	23,328	644,553
G&K Services, Inc., Class A	9,537	691,718
Healthcare Services Group, Inc.	32,755	1,052,418

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	11

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Environmental, Maintenance, & Security Service (concluded)
MSA Safety, Inc.	14,207	$708,645
SP Plus Corp. (a)	7,134	155,878
UniFirst Corp.	7,072	832,304

		4,939,077
Fertilizers — 0.0%
Intrepid Potash, Inc. (a)	26,936	311,111
Rentech, Inc. (a)	83,520	93,542

		404,653
Financial Data & Systems — 0.8%
Advent Software, Inc.	24,720	1,090,399
Cardtronics, Inc. (a)	21,519	809,114
Cass Information Systems, Inc.	5,668	318,202
Consumer Portfolio Services, Inc. (a)	9,776	68,334
Euronet Worldwide, Inc. (a)	24,477	1,438,024
EVERTEC, Inc.	31,706	693,093
Fair Isaac Corp.	15,461	1,371,700
Global Cash Access Holdings, Inc. (a)	31,076	236,799
Green Dot Corp., Class A (a)	14,771	235,154
Heartland Payment Systems, Inc.	17,302	810,599
Higher One Holdings, Inc. (a)	15,898	38,473
Xoom Corp. (a)	15,211	223,450

		7,333,341
Food & Staples Retailing — 0.0%
Fairway Group Holdings Corp. (a)(b)	8,972	60,741
Natural Grocers by Vitamin Cottage, Inc. (a)	4,315	119,137

		179,878
Foods — 1.3%
B&G Foods, Inc.	25,854	760,883
Boulder Brands, Inc. (a)	29,522	281,345
The Chefs’ Warehouse, Inc. (a)	8,892	199,448
Dean Foods Co.	45,098	745,470
Diamond Foods, Inc. (a)	10,596	345,112
The Fresh Market, Inc. (a)	20,636	838,647
Freshpet, Inc. (a)(b)	5,636	109,508
Inventure Foods, Inc. (a)	7,454	83,410
J&J Snack Foods Corp.	7,145	762,372
John B Sanfilippo & Son, Inc.	3,832	165,159
Lancaster Colony Corp.	8,853	842,540
Lifeway Foods, Inc. (a)	2,337	49,989
Medifast, Inc. (a)	5,636	168,911
Nature’s Sunshine Products, Inc.	5,208	68,329
Nutraceutical International Corp. (a)	4,496	88,571
Omega Protein Corp. (a)	9,797	134,121
Post Holdings, Inc. (a)	24,998	1,170,906
Common Stocks	Shares	Value
Foods (concluded)
Roundy’s, Inc. (a)	17,780	$86,944
Seneca Foods Corp., Class A (a)	3,736	111,370
Senomyx, Inc. (a)	19,464	85,836
Snyders-Lance, Inc.	22,800	728,688
SpartanNash Co.	18,178	573,698
Synutra International, Inc. (a)	9,436	60,390
Tootsie Roll Industries, Inc.	9,351	317,189
TreeHouse Foods, Inc. (a)	20,203	1,717,659
United Natural Foods, Inc. (a)	23,506	1,810,902

		12,307,397
Forest Products — 0.2%
Boise Cascade Co. (a)	19,026	712,714
Deltic Timber Corp.	5,414	358,678
Universal Forest Products, Inc.	9,703	538,322

		1,609,714
Forms & Bulk Printing Services — 0.3%
Deluxe Corp.	24,007	1,663,205
Ennis, Inc.	12,134	171,332
InnerWorkings, Inc. (a)	16,801	112,903
Multi-Color Corp.	5,962	413,346
Quad/Graphics, Inc.	12,987	298,441

		2,659,227
Funeral Parlors & Cemeteries — 0.2%
Carriage Services, Inc.	7,586	181,078
Hillenbrand, Inc.	30,115	929,650
Matthews International Corp., Class A	14,298	736,490

		1,847,218
Gas Pipeline — 0.2%
SemGroup Corp., Class A	20,309	1,651,934
Glass — 0.1%
Apogee Enterprises, Inc.	13,942	602,294
Gold — 0.0%
Coeur Mining, Inc. (a)	50,283	236,833
Gold Resource Corp.	17,346	55,334

		292,167
Health Care Equipment & Supplies — 0.0%
Inogen, Inc. (a)	2,322	74,281
Health Care Facilities — 0.7%
AAC Holdings, Inc. (a)	2,673	81,740
Adeptus Health, Inc., Class A (a)	2,835	142,374
Amsurg Corp. (a)	20,276	1,247,380
Capital Senior Living Corp. (a)	14,085	365,365
The Ensign Group, Inc.	10,724	502,527
Five Star Quality Care, Inc. (a)	20,768	92,210
Genesis Healthcare, Inc. (a)	11,307	80,506
Hanger, Inc. (a)	17,075	387,432

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	12

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Facilities (concluded)
HealthSouth Corp.	41,948	$1,860,813
Kindred Healthcare, Inc.	37,656	895,836
National Healthcare Corp.	4,978	317,148
Select Medical Holdings Corp.	37,886	561,849
Surgical Care Affiliates, Inc. (a)	5,993	205,740
U.S. Physical Therapy, Inc.	5,943	282,292

		7,023,212
Health Care Management Services — 0.5%
BioScrip, Inc. (a)	31,777	140,772
Computer Programs & Systems, Inc.	5,452	295,826
Magellan Health Services, Inc. (a)	13,225	936,594
Molina Healthcare, Inc. (a)	14,488	974,898
Triple-S Management Corp., Class B (a)	12,083	240,210
Universal American Corp. (a)	20,049	214,123
WellCare Health Plans, Inc. (a)	20,811	1,903,374

		4,705,797
Health Care Services — 1.9%
Acadia Healthcare Co., Inc. (a)	20,506	1,468,229
Accelerate Diagnostics, Inc. (a)(b)	10,590	238,275
Addus HomeCare Corp. (a)	2,898	66,712
Air Methods Corp. (a)	18,793	875,566
Alliance HealthCare Services, Inc. (a)	2,443	54,186
Almost Family, Inc. (a)	3,931	175,755
Amedisys, Inc. (a)	13,154	352,264
AMN Healthcare Services, Inc. (a)	22,367	516,007
Cara Therapeutics, Inc. (a)	2,816	28,301
Care.com, Inc. (a)(b)	2,860	21,679
Catalent, Inc. (a)	23,518	732,586
Chemed Corp.	8,417	1,004,990
Civitas Solutions, Inc. (a)	5,888	123,295
Corvel Corp. (a)	5,284	181,822
Cross Country Healthcare, Inc. (a)	14,841	176,014
ExamWorks Group, Inc. (a)	16,721	695,928
Flexion Therapeutics, Inc. (a)	2,945	66,321
Globus Medical, Inc., Class A (a)	31,687	799,780
HealthEquity, Inc. (a)	4,706	117,603
Healthways, Inc. (a)	15,204	299,519
HMS Holdings Corp. (a)	42,333	654,045
IPC The Hospitalist Co., Inc. (a)	8,308	387,485
LHC Group, Inc. (a)	5,911	195,240
Medidata Solutions, Inc. (a)	25,730	1,261,799
MiMedx Group, Inc. (a)	44,607	463,913
Omnicell, Inc. (a)	17,556	616,216
OvaScience, Inc. (a)	8,227	285,724
PharMerica Corp. (a)	14,490	408,473
Phibro Animal Health Corp., Class A	7,171	253,925
Quality Systems, Inc.	23,989	383,344
Common Stocks	Shares	Value
Health Care Services (concluded)
Roka Bioscience, Inc. (a)	1,703	$5,450
Ryman Hospitality Properties	20,929	1,274,785
T2 Biosystems, Inc. (a)(b)	2,785	43,223
Team Health Holdings, Inc. (a)	33,322	1,949,670
Tetraphase Pharmaceuticals, Inc. (a)	14,298	523,879
WebMD Health Corp. (a)	18,654	817,698

		17,519,701
Health Care: Miscellaneous — 0.1%
MedAssets, Inc. (a)	29,704	559,029
The Providence Service Corp. (a)	5,421	287,964

		846,993
Home Building — 0.7%
Beazer Homes USA, Inc. (a)	13,253	234,843
Century Communities, Inc. (a)	2,323	44,904
Hovnanian Enterprises, Inc., Class A (a)	54,798	195,081
Installed Building Products, Inc. (a)	4,417	96,114
KB Home	40,722	636,078
LGI Homes, Inc. (a)	6,751	112,472
M/I Homes, Inc. (a)	12,064	287,606
MDC Holdings, Inc.	19,020	542,070
Meritage Homes Corp. (a)	18,898	919,199
The New Home Co., Inc. (a)	4,542	72,445
The Ryland Group, Inc.	22,666	1,104,741
Standard Pacific Corp. (a)	69,951	629,559
Tile Shop Holdings, Inc. (a)	13,112	158,786
TRI Pointe Homes, Inc. (a)	70,758	1,091,796
UCP, Inc., Class A (a)	3,432	29,858
WCI Communities, Inc. (a)	5,989	143,436
William Lyon Homes, Class A (a)	8,771	226,467

		6,525,455
Hotel/Motel — 0.3%
Belmond Ltd., Class A (a)	47,300	580,844
Bloomin’ Brands, Inc.	37,127	903,300
Intrawest Resorts Holdings, Inc. (a)	6,494	56,628
La Quinta Holdings, Inc. (a)	21,718	514,282
The Marcus Corp.	8,924	189,992
Morgans Hotel Group Co. (a)	15,434	119,613

		2,364,659
Household Appliances — 0.0%
National Presto Industries, Inc.	2,264	143,515
Household Equipment & Products — 0.2%
Central Garden and Pet Co., Class A (a)	20,598	218,751
CSS Industries, Inc.	4,362	131,514
Helen of Troy Ltd. (a)	13,708	1,117,065
Libbey, Inc.	10,349	413,029

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	13

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Household Equipment & Products (concluded)
Sears Hometown and Outlet Stores, Inc. (a)	5,317	$41,047

		1,921,406
Household Furnishings — 0.3%
American Woodmark Corp. (a)	5,989	327,778
Ethan Allen Interiors, Inc.	12,236	338,203
Flexsteel Industries, Inc.	2,319	72,562
Kirkland’s, Inc. (a)	6,888	163,590
La-Z-Boy, Inc.	25,195	708,231
Lifetime Brands, Inc.	5,021	76,721
Norcraft Cos., Inc. (a)	3,477	88,907
Select Comfort Corp. (a)	26,028	897,185

		2,673,177
Insurance: Life — 0.7%
American Equity Investment Life Holding Co.	35,674	1,039,184
Citizens, Inc. (a)(b)	20,805	128,159
CNO Financial Group, Inc.	97,291	1,675,351
FBL Financial Group, Inc., Class A	4,245	263,232
Fidelity & Guaranty Life	5,229	110,855
Independence Holding Co.	3,763	51,139
Kansas City Life Insurance Co.	1,805	82,904
National Western Life Insurance Co., Class A	1,088	276,678
The Phoenix Cos., Inc. (a)	2,665	133,223
Primerica, Inc.	26,179	1,332,511
Symetra Financial Corp.	36,027	845,193
Third Point Reinsurance Ltd. (a)	27,871	394,375
Trupanion, Inc. (a)(b)	3,837	30,696

		6,363,500
Insurance: Multi-Line — 0.3%
Atlas Financial Holdings, Inc. (a)	5,933	104,836
Crawford & Co., Class B	13,092	113,115
eHealth, Inc. (a)	8,697	81,578
Horace Mann Educators Corp.	19,601	670,354
James River Group Holdings, Ltd.	5,257	123,697
Kemper Corp.	20,495	798,485
Maiden Holdings Ltd.	24,170	358,441
PICO Holdings, Inc. (a)	10,707	173,561

		2,424,067
Insurance: Property-Casualty — 1.6%
Amerisafe, Inc.	9,092	420,505
AmTrust Financial Services, Inc.	14,369	818,817
Argo Group International Holdings Ltd.	13,868	695,480
Baldwin & Lyons, Inc., Class B	4,394	103,083
Donegal Group, Inc., Class A	3,937	61,890
EMC Insurance Group, Inc.	2,283	77,165
Employers Holdings, Inc.	15,214	410,626
Common Stocks	Shares	Value
Insurance: Property-Casualty (concluded)
Enstar Group Ltd. (a)	4,118	$584,179
Essent Group Ltd. (a)	21,435	512,511
Federated National Holding Co.	6,739	206,213
First American Financial Corp.	51,247	1,828,493
Global Indemnity PLC (a)	4,148	115,107
Greenlight Capital Re Ltd. (a)	13,833	439,889
Hallmark Financial Services, Inc. (a)	6,453	68,402
HCI Group, Inc.	4,018	184,306
Heritage Insurance Holdings, Inc. (a)	3,332	73,337
Hilltop Holdings, Inc. (a)	36,066	701,123
Infinity Property & Casualty Corp.	5,434	445,860
Meadowbrook Insurance Group, Inc.	23,407	198,960
Montpelier Re Holdings Ltd.	17,737	681,810
National General Holdings Corp.	17,211	321,846
National Interstate Corp.	3,458	97,101
The Navigators Group, Inc. (a)	5,079	395,349
NMI Holdings, Inc., Class A (a)	23,792	178,202
OneBeacon Insurance Group Ltd.	11,438	173,972
Radian Group, Inc.	91,067	1,529,015
RLI Corp.	20,628	1,081,113
Safety Insurance Group, Inc.	6,122	365,790
Selective Insurance Group, Inc.	26,976	783,653
State Auto Financial Corp.	7,503	182,248
State National Cos., Inc.	13,146	130,803
Stewart Information Services Corp.	10,491	426,354
United Fire Group, Inc.	10,010	318,018
United Insurance Holdings Corp.	7,878	177,255
Universal Insurance Holdings, Inc.	15,022	384,413

		15,172,888
International Trade & Diversified Logistic — 0.0%
Global Sources Ltd. (a)	7,099	41,600
Internet Software & Services — 0.2%
Amber Road, Inc. (a)	4,525	41,856
Borderfree, Inc. (a)	2,515	15,115
ChannelAdvisor Corp. (a)	9,618	93,198
Cinedigm Corp. (a)	35,684	57,808
Coupons.com, Inc. (a)(b)	5,962	69,994
Everyday Health, Inc. (a)	3,576	45,987
Global Eagle Entertainment, Inc. (a)	19,587	260,703
Gogo, Inc. (a)(b)	26,938	513,438
GrubHub, Inc. (a)	4,266	193,634
OPOWER, Inc. (a)(b)	3,689	37,370
TrueCar, Inc. (a)(b)	3,806	67,937
Zendesk, Inc. (a)	5,879	133,395

		1,530,435
Leisure Time — 1.1%
Black Diamond, Inc. (a)	10,421	98,479

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	14

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Leisure Time (concluded)
Callaway Golf Co.	37,597	$358,299
Churchill Downs, Inc.	6,425	738,682
ClubCorp Holdings, Inc.	10,774	208,585
Escalade, Inc.	4,711	81,877
International Speedway Corp., Class A	13,365	435,833
Interval Leisure Group, Inc.	19,063	499,641
Johnson Outdoors, Inc.	2,255	74,663
Life Time Fitness, Inc. (a)	19,633	1,393,158
Marriott Vacations Worldwide Corp.	13,005	1,054,055
Nautilus, Inc. (a)	15,253	232,913
Orbitz Worldwide, Inc. (a)	25,162	293,389
Pool Corp.	21,604	1,507,095
SFX Entertainment, Inc. (a)	21,037	86,041
Smith & Wesson Holding Corp. (a)	26,544	337,905
Speedway Motorsports, Inc.	5,544	126,126
Sturm Ruger & Co., Inc.	9,364	464,735
Travelport Worldwide, Ltd. (b)	13,934	232,698
Vail Resorts, Inc.	17,357	1,795,061
West Marine, Inc. (a)	8,061	74,726

		10,093,961
Luxury Items — 0.0%
Movado Group, Inc.	8,649	246,670
Machinery: Agricultural — 0.1%
Alamo Group, Inc.	3,163	199,680
Lindsay Corp. (b)	5,881	448,426
Titan International, Inc.	20,866	195,306
Titan Machinery, Inc. (a)(b)	8,589	114,663

		958,075
Machinery: Construction & Handling — 0.1%
Astec Industries, Inc.	9,076	389,179
Douglas Dynamics, Inc.	10,918	249,367
NACCO Industries, Inc., Class A	2,104	111,491

		750,037
Machinery: Engines — 0.0%
Briggs & Stratton Corp.	22,547	463,115
Machinery: Industrial — 0.9%
Actuant Corp., Class A	29,759	706,479
Altra Industrial Motion Corp.	13,099	362,056
Applied Industrial Technologies, Inc.	20,062	909,611
Chart Industries, Inc. (a)	14,740	517,005
Columbus McKinnon Corp.	9,703	261,399
DXP Enterprises, Inc. (a)	6,273	276,577
EnPro Industries, Inc.	10,967	723,274
The ExOne Co. (a)(b)	4,635	63,268
Graham Corp.	4,751	113,881
Hyster-Yale Materials Handling, Inc.	4,999	366,377
Common Stocks	Shares	Value
Machinery: Industrial (concluded)
Intevac, Inc. (a)	11,373	$69,830
John Bean Technologies Corp.	13,948	498,223
Kadant, Inc.	5,267	277,097
Manitex International, Inc. (a)	7,157	69,638
MTS Systems Corp.	7,271	550,051
Omega Flex, Inc.	1,267	31,865
Proto Labs, Inc. (a)	10,901	763,070
Tennant Co.	8,798	575,125
Twin Disc, Inc.	4,028	71,175
Woodward, Inc.	31,743	1,619,210

		8,825,211
Machinery: Specialty — 0.1%
Albany International Corp., Class A	13,568	539,328
Hurco Cos., Inc.	3,120	102,742
Xerium Technologies, Inc. (a)	5,292	85,836

		727,906
Manufactured Housing — 0.0%
Cavco Industries, Inc. (a)	4,297	322,533
Medical & Dental Instruments & Supplies — 1.9%
ABIOMED, Inc. (a)	19,154	1,371,043
AngioDynamics, Inc. (a)	11,643	207,129
Anika Therapeutics, Inc. (a)	7,000	288,190
Antares Pharma, Inc. (a)	55,966	151,668
AtriCure, Inc. (a)	13,422	275,017
Atrion Corp.	751	259,478
Cantel Medical Corp.	16,211	770,023
Cardiovascular Systems, Inc. (a)	13,281	518,490
Cerus Corp. (a)(b)	44,854	187,041
CONMED Corp.	13,101	661,470
CryoLife, Inc.	13,375	138,699
Derma Sciences, Inc. (a)	10,752	91,069
Endologix, Inc. (a)	30,872	526,985
Entellus Medical, Inc. (a)	2,420	52,998
Exactech, Inc. (a)	4,925	126,228
HeartWare International, Inc. (a)	8,206	720,241
ICU Medical, Inc. (a)	6,435	599,356
Insulet Corp. (a)	26,405	880,607
Integra LifeSciences Holdings Corp. (a)	12,008	740,293
Intersect ENT, Inc. (a)	2,714	70,103
Invacare Corp.	15,185	294,741
K2M Group Holdings, Inc. (a)	4,663	102,819
Landauer, Inc.	4,722	165,931
LDR Holding Corp. (a)	8,014	293,633
Meridian Bioscience, Inc.	20,103	383,565
Merit Medical Systems, Inc. (a)	20,707	398,610
NanoString Technologies, Inc. (a)	4,823	49,146
Navidea Biopharmaceuticals, Inc. (a)(b)	75,561	120,142
Neogen Corp. (a)	17,612	823,009
NuVasive, Inc. (a)	22,413	1,030,774

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	15

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Medical & Dental Instruments & Supplies (concluded)
Ocular Therapeutix, Inc. (a)	2,709	$113,737
OraSure Technologies, Inc. (a)	27,470	179,654
Orthofix International NV (a)	8,917	320,031
Owens & Minor, Inc.	30,379	1,028,025
Quidel Corp. (a)	13,777	371,703
Second Sight Medical Products, Inc. (a)(b)	2,224	28,512
Sientra, Inc. (a)	2,707	51,947
Staar Surgical Co. (a)	18,988	141,081
STERIS Corp.	28,334	1,991,030
SurModics, Inc. (a)	6,412	166,904
Symmetry Surgical, Inc. (a)	4,416	32,369
Tornier NV (a)	17,128	449,096
TransEnterix, Inc. (a)	14,449	42,336
TriVascular Technologies, Inc. (a)(b)	3,749	39,327
Unilife Corp. (a)(b)	60,734	243,543
Utah Medical Products, Inc.	1,828	109,424
Vascular Solutions, Inc. (a)	8,400	254,688

		17,861,905
Medical Equipment — 1.4%
Abaxis, Inc.	10,777	690,914
Accuray, Inc. (a)	37,227	346,211
Affymetrix, Inc. (a)	34,980	439,349
Analogic Corp.	6,000	545,400
Cyberonics, Inc. (a)	12,912	838,247
Cynosure, Inc., Class A (a)	10,853	332,862
DexCom, Inc. (a)	35,566	2,217,185
Fluidigm Corp. (a)	13,523	569,318
Greatbatch, Inc. (a)	11,980	693,043
Haemonetics Corp. (a)	25,029	1,124,303
Luminex Corp. (a)	18,132	290,112
Masimo Corp. (a)	21,539	710,356
Merge Healthcare, Inc. (a)	34,889	155,954
Natus Medical, Inc. (a)	15,454	609,969
Nevro Corp. (a)	3,809	182,565
NxStage Medical, Inc. (a)	29,626	512,530
Oxford Immunotec Global PLC (a)	8,318	117,117
Spectranetics Corp. (a)	20,021	695,930
Tandem Diabetes Care, Inc. (a)	5,376	67,845
Thoratec Corp. (a)	25,800	1,080,762
Zeltiq Aesthetics, Inc. (a)	13,986	431,188

		12,651,160
Medical Services — 0.2%
Bio-Reference Laboratories, Inc. (a)	11,809	416,149
PAREXEL International Corp. (a)	27,015	1,863,765

		2,279,914
Metal Fabricating — 0.6%
Advanced Drainage Systems, Inc.	7,590	227,245
Common Stocks	Shares	Value
Metal Fabricating (concluded)
Ampco-Pittsburgh Corp.	3,950	$68,967
Dynamic Materials Corp.	6,418	81,958
Global Brass & Copper Holdings, Inc.	10,064	155,489
Haynes International, Inc.	5,815	259,407
LB Foster Co., Class A	4,841	229,851
Mueller Industries, Inc.	27,108	979,412
Mueller Water Products, Inc., Series A	76,609	754,599
NN, Inc.	8,404	210,772
Northwest Pipe Co. (a)	4,522	103,780
RBC Bearings, Inc.	11,127	851,661
Rexnord Corp. (a)	36,144	964,683
RTI International Metals, Inc. (a)	14,294	513,297
Worthington Industries, Inc.	24,768	659,076

		6,060,197
Metals & Minerals: Diversified — 0.6%
Alpha Natural Resources, Inc. (a)(b)	102,946	102,936
Commercial Metals Co.	54,985	890,207
Globe Specialty Metals, Inc.	30,689	580,636
Hecla Mining Co.	176,554	526,131
Materion Corp.	9,918	381,149
Minerals Technologies, Inc.	16,540	1,209,074
Molycorp, Inc. (a)(b)	85,278	32,857
Oil-Dri Corp. of America	2,209	74,333
Ring Energy, Inc. (a)	9,193	97,630
SunCoke Energy, Inc.	31,934	477,094
U.S. Silica Holdings, Inc.	25,878	921,515
United States Lime & Minerals, Inc.	890	57,405

		5,350,967
Office Supplies & Equipment — 0.6%
ACCO Brands Corp. (a)	55,033	457,324
Eastman Kodak Co. (a)	8,324	158,073
Electronics for Imaging, Inc. (a)	22,378	934,282
Herman Miller, Inc.	28,437	789,411
HNI Corp.	21,589	1,191,065
Kimball International, Inc., Class B	16,213	169,912
Knoll, Inc.	23,252	544,794
Steelcase, Inc., Class A	39,606	750,138
United Stationers, Inc.	18,986	778,236

		5,773,235
Offshore Drilling & Other Services — 0.0%
Hercules Offshore, Inc. (a)(b)	75,307	31,569
North Atlantic Drilling, Ltd. (b)	33,546	38,913
Vantage Drilling Co. (a)	101,314	33,180

		103,662
Oil Well Equipment & Services — 0.7%
Basic Energy Services, Inc. (a)	14,761	102,294

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	16

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil Well Equipment & Services (concluded)
C&J Energy Services, Ltd. (a)	22,481	$250,214
Exterran Holdings, Inc.	27,915	937,107
Flotek Industries, Inc. (a)	25,998	383,211
FMSA Holdings, Inc. (a)(b)	11,816	85,548
Forum Energy Technologies, Inc. (a)	28,298	554,641
Glori Energy, Inc. (a)(b)	5,086	10,833
Gulf Island Fabrication, Inc.	6,932	103,010
Helix Energy Solutions Group, Inc. (a)	50,196	750,932
Hornbeck Offshore Services, Inc. (a)	17,690	332,749
Independence Contract Drilling, Inc. (a)	4,853	33,825
ION Geophysical Corp. (a)	60,471	131,222
Key Energy Services, Inc. (a)	60,887	110,814
Matrix Service Co. (a)	12,943	227,279
McDermott International, Inc. (a)	112,659	432,611
Mitcham Industries, Inc. (a)	6,405	29,463
Natural Gas Services Group, Inc. (a)	5,965	114,647
Newpark Resources, Inc. (a)	41,032	373,802
Nuverra Environmental Solutions, Inc. (a)(b)	6,238	22,207
Parker Drilling Co. (a)	56,643	197,684
Profire Energy, Inc. (a)	6,300	8,505
RigNet, Inc. (a)	5,614	160,504
SEACOR Holdings, Inc. (a)	8,823	614,698
Tesco Corp.	16,585	188,571
TETRA Technologies, Inc. (a)	37,737	233,215
Willbros Group, Inc. (a)	19,153	63,396

		6,452,982
Oil, Gas & Consumable Fuels — 0.2%
Ardmore Shipping Corp.	8,786	88,475
CARBO Ceramics, Inc. (b)	9,673	295,123
DHT Holdings, Inc.	45,075	314,624
Dorian LPG, Ltd. (a)	3,495	45,540
Emerald Oil, Inc. (a)(b)	40,934	30,291
EXCO Resources, Inc. (b)	72,393	132,479
Gastar Exploration, Inc. (a)	32,594	85,396
Navios Maritime Acq Corp.	39,579	140,110
Pacific Ethanol, Inc. (a)	11,946	128,897
Parsley Energy, Inc., Class A (a)	25,838	412,891
Plug Power, Inc. (a)(b)	81,672	211,531
RSP Permian, Inc. (a)	11,922	300,315
TransAtlantic Petroleum, Ltd. (a)	10,566	56,423

		2,242,095
Oil: Crude Producers — 1.1%
Abraxas Petroleum Corp. (a)	43,057	139,935
American Eagle Energy Corp. (a)	12,925	2,327
Approach Resources, Inc. (a)(b)	18,570	122,376

Common Stocks	Shares	Value
Oil: Crude Producers (concluded)
Bill Barrett Corp. (a)	24,414	$202,636
Bonanza Creek Energy, Inc. (a)	19,089	470,735
Callon Petroleum Co. (a)	31,343	234,132
Carrizo Oil & Gas, Inc. (a)	24,534	1,218,113
Clayton Williams Energy, Inc. (a)	2,779	140,701
Comstock Resources, Inc. (b)	22,384	79,911
Contango Oil & Gas Co. (a)	8,172	179,784
Diamondback Energy, Inc. (a)	21,046	1,617,175
Eclipse Resources Corp. (a)	14,629	82,215
Energy XXI Bermuda Ltd. (b)	43,946	159,963
Evolution Petroleum Corp.	9,233	54,936
FX Energy, Inc. (a)	24,797	30,996
Goodrich Petroleum Corp. (a)	22,570	80,124
Halcon Resources Corp. (a)(b)	122,365	188,442
Harvest Natural Resources, Inc. (a)	17,052	7,622
Isramco, Inc. (a)(b)	423	53,213
Jones Energy, Inc., Class A (a)	6,532	58,657
Magnum Hunter Resources Corp. (a)(b)	93,959	250,871
Midstates Petroleum Co., Inc. (a)(b)	15,172	12,896
Northern Oil and Gas, Inc. (a)	29,891	230,460
ONE Gas, Inc.	24,889	1,075,952
Panhandle Oil and Gas, Inc.	6,696	132,514
PDC Energy, Inc. (a)	19,049	1,029,408
Penn Virginia Corp. (a)	32,145	208,300
PetroQuest Energy, Inc. (a)	27,224	62,615
Resolute Energy Corp. (a)	37,897	21,351
Rex Energy Corp. (a)(b)	22,334	83,083
Rosetta Resources, Inc. (a)	35,446	603,291
Sanchez Energy Corp. (a)(b)	24,823	322,947
Stone Energy Corp. (a)	27,208	399,413
Swift Energy Co. (a)(b)	21,387	46,196
Synergy Resources Corp. (a)	39,157	464,011
Triangle Petroleum Corp. (a)(b)	31,855	160,231
Vaalco Energy, Inc. (a)	23,781	58,263
W&T Offshore, Inc.	17,638	90,130
Warren Resources, Inc. (a)	34,869	31,033

		10,406,958
Oil: Refining & Marketing — 0.3%
Adams Resources & Energy, Inc.	1,047	70,369
Alon USA Energy, Inc.	12,484	206,860
Clean Energy Fuels Corp. (a)(b)	32,888	175,457
Delek U.S. Holdings, Inc.	28,560	1,135,260
Miller Energy Resources, Inc. (a)(b)	12,729	7,957
Renewable Energy Group, Inc. (a)	16,491	152,047
Trecora Resources (a)	9,378	114,411
Vertex Energy, Inc. (a)(b)	6,281	23,240

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	17

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil: Refining & Marketing (concluded)
Western Refining, Inc.	23,523	$1,161,801

		3,047,402
Paints & Coatings — 0.2%
Chase Corp.	3,113	136,131
Ferro Corp. (a)	34,596	434,180
HB Fuller Co.	24,053	1,031,152
Kronos Worldwide, Inc.	9,930	125,615

		1,727,078
Paper — 0.5%
Clearwater Paper Corp. (a)	9,011	588,418
KapStone Paper and Packaging Corp.	40,663	1,335,373
Neenah Paper, Inc.	8,004	500,570
PH Glatfelter Co.	20,914	575,762
Resolute Forest Products (a)	30,834	531,887
Schweitzer-Mauduit International, Inc.	14,700	677,964
Wausau Paper Corp.	20,794	198,167

		4,408,141
Personal Care — 0.1%
The Female Health Co.	11,034	31,226
Orchids Paper Products Co.	3,818	102,933
PhotoMedex, Inc. (a)(b)	5,565	11,186
USANA Health Sciences, Inc. (a)	2,776	308,469
WD-40 Co.	7,192	636,780

		1,090,594
Pharmaceuticals — 2.9%
ACADIA Pharmaceuticals, Inc. (a)	37,780	1,231,250
AcelRx Pharmaceuticals, Inc. (a)(b)	11,302	43,626
Achaogen, Inc. (a)	3,270	31,915
Achillion Pharmaceuticals, Inc. (a)	54,746	539,796
Adamas Pharmaceuticals, Inc. (a)	1,461	25,553
Aerie Pharmaceuticals, Inc. (a)	4,978	156,011
Agios Pharmaceuticals, Inc. (a)	6,989	659,063
Akorn, Inc. (a)	29,852	1,418,269
Amphastar Pharmaceuticals, Inc. (a)	4,294	64,238
Ampio Pharmaceuticals, Inc. (a)(b)	19,682	148,205
Anacor Pharmaceuticals, Inc. (a)	15,767	912,121
Aratana Therapeutics, Inc. (a)	13,527	216,567
Auspex Pharmaceuticals, Inc. (a)	5,019	503,255
Biospecifics Technologies Corp. (a)	1,636	64,049
Cambrex Corp. (a)	14,708	582,878
Cempra, Inc. (a)	14,375	493,206
Chimerix, Inc. (a)	14,477	545,638
Corcept Therapeutics, Inc. (a)	26,178	146,597
Depomed, Inc. (a)	27,856	624,253
Dicerna Pharmaceuticals, Inc. (a)	1,715	41,211
Egalet Corp. (a)	1,683	21,761
Common Stocks	Shares	Value
Pharmaceuticals (concluded)
Enanta Pharmaceuticals, Inc. (a)	4,909	$150,314
Endocyte, Inc. (a)	17,110	107,109
Esperion Therapeutics, Inc. (a)	3,042	281,689
Furiex Pharamceuticals, Inc.	3,003	30,030
Galectin Therapeutics, Inc. (a)(b)	9,174	30,733
Horizon Pharma PLC (a)	31,251	811,588
Immune Design Corp. (a)	2,957	62,422
Impax Laboratories, Inc. (a)	33,591	1,574,410
Infinity Pharmaceuticals, Inc. (a)	23,416	327,356
Intra-Cellular Therapies, Inc. (a)	9,161	218,765
Ironwood Pharmaceuticals, Inc. (a)	56,645	906,320
Isis Pharmaceuticals, Inc. (a)	55,990	3,564,883
Kite Pharma, Inc. (a)	4,549	262,386
Lannett Co., Inc. (a)	12,365	837,234
The Medicines Co. (a)	31,314	877,418
Nanoviricides, Inc. (a)(b)	21,108	47,493
NeoStem, Inc. (a)(b)	11,325	28,766
Ohr Pharmaceutical, Inc. (a)	9,674	24,572
Otonomy, Inc. (a)	3,857	136,384
Pacira Pharmaceuticals, Inc. (a)	17,101	1,519,424
Pain Therapeutics, Inc. (a)	18,378	34,734
Pernix Therapeutics Holdings (a)	15,693	167,758
Portola Pharmaceuticals, Inc. (a)	21,620	820,695
Pozen, Inc. (a)	12,653	97,681
Prestige Brands Holdings, Inc. (a)	24,904	1,068,133
Radius Health, Inc. (a)	4,356	179,293
Receptos, Inc. (a)	10,396	1,714,196
Relypsa, Inc. (a)	9,604	346,416
Revance Therapeutics, Inc. (a)	4,025	83,438
Sagent Pharmaceuticals, Inc. (a)	10,597	246,380
Sciclone Pharmaceuticals, Inc. (a)	24,437	216,512
Spectrum Pharmaceuticals, Inc. (a)	30,945	187,836
Supernus Pharmaceuticals, Inc. (a)	13,625	164,726
TG Therapeutics, Inc. (a)	13,622	210,869
TherapeuticsMD, Inc. (a)	57,412	347,343
Theravance Biopharma, Inc. (a)	11,439	198,467
Ultragenyx Pharmaceutical, Inc. (a)	3,777	234,514
Vivus, Inc. (a)(b)	44,846	110,321
XenoPort, Inc. (a)	27,572	196,313
Zafgen, Inc. (a)	3,770	149,330
Zogenix, Inc. (a)	57,507	78,785
ZS Pharma, Inc. (a)	3,398	142,988

		27,265,486
Plastics — 0.1%
A. Schulman, Inc.	13,992	674,415
Ply Gem Holdings, Inc. (a)	10,630	138,190
Trinseo SA (a)	5,379	106,504

		919,109
Power Transmission Equipment — 0.3%
Advanced Energy Industries, Inc. (a)	19,853	509,428

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	18

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Power Transmission Equipment (concluded)
Generac Holdings, Inc. (a)	33,032	$1,608,328
Global Power Equipment Group, Inc.	8,226	108,583
Maxwell Technologies, Inc. (a)(b)	15,068	121,448
Powell Industries, Inc.	4,295	145,042
Vicor Corp. (a)	7,957	120,947

		2,613,776
Precious Metals & Minerals — 0.1%
Horsehead Holding Corp. (a)	27,103	343,124
Stillwater Mining Co. (a)	57,711	745,626

		1,088,750
Printing & Copying Services — 0.2%
Casella Waste Systems, Inc. (a)	19,849	109,170
Cenveo, Inc. (a)	26,452	56,607
Cimpress NV (a)	15,972	1,347,717

		1,513,494
Producer Durables: Miscellaneous — 0.1%
Blount International, Inc. (a)	23,825	306,866
Park-Ohio Holdings Corp.	4,276	225,217

		532,083
Production Technology Equipment — 0.9%
Axcelis Technologies, Inc. (a)	51,370	122,261
Brooks Automation, Inc.	32,199	374,474
Cognex Corp. (a)	41,066	2,036,463
Cohu, Inc.	11,643	127,374
Electro Scientific Industries, Inc.	11,581	71,571
Entegris, Inc. (a)	66,788	914,328
FEI Co.	19,999	1,526,724
GSI Group, Inc. (a)	14,283	190,250
MKS Instruments, Inc.	25,640	866,888
Nanometrics, Inc. (a)	11,403	191,798
Photronics, Inc. (a)	32,102	272,867
Rudolph Technologies, Inc. (a)	16,291	179,527
Tessera Technologies, Inc.	25,616	1,031,812
Ultra Clean Holdings, Inc. (a)	13,661	97,676
Ultratech, Inc. (a)	13,218	229,200
Veeco Instruments, Inc. (a)	19,331	590,562

		8,823,775
Publishing — 0.6%
AH Belo Corp.	8,809	72,498
Daily Journal Corp. (a)	498	91,234
Dex Media, Inc. (a)(b)	6,945	29,100
Eros International PLC (a)	10,457	182,684
Journal Communications, Inc., Class A (a)	20,632	305,766
Lee Enterprises, Inc. (a)	24,978	79,180
Martha Stewart Living Omnimedia, Class A (a)	13,789	89,629
Common Stocks	Shares	Value
Publishing (concluded)
The McClatchy Co., Class A (a)	28,674	$52,760
Media General, Inc. (a)	38,401	633,232
Meredith Corp.	17,242	961,586
New Media Investment Group, Inc.	21,393	511,934
The New York Times Co., Class A	65,329	898,927
Scholastic Corp.	12,775	523,009
Time, Inc.	52,243	1,172,333

		5,603,872
Radio & TV Broadcasters — 0.3%
Central European Media Enterprises Ltd. (a)	33,219	88,363
Crown Media Holdings, Inc., Class A (a)	16,618	66,472
Cumulus Media, Inc., Class A (a)	71,085	175,580
Entercom Communications Corp., Class A (a)	11,736	142,592
Entravision Communications Corp., Class A	28,374	179,607
Gray Television, Inc. (a)	24,086	332,869
Nexstar Broadcasting Group, Inc., Class A	14,703	841,306
Radio One, Inc., Class D (a)	11,893	36,630
Saga Communications, Inc., Class A	1,655	73,714
Salem Communications Corp., Class A	5,124	31,564
Sinclair Broadcast Group, Inc., Class A	33,045	1,037,943
Townsquare Media, Inc. (a)	4,084	52,479

		3,059,119
Railroad Equipment — 0.1%
American Railcar Industries, Inc.	4,648	231,145
FreightCar America, Inc.	5,741	180,440
The Greenbrier Cos., Inc. (b)	13,279	770,182

		1,181,767
Real Estate — 0.3%
AV Homes, Inc. (a)	5,161	82,370
Consolidated-Tomoka Land Co.	2,059	122,840
Forestar Group, Inc. (a)	16,591	261,640
HFF, Inc., Class A	15,705	589,566
Kennedy-Wilson Holdings, Inc.	34,540	902,876
The St. Joe Co. (a)	16,367	303,771
Tejon Ranch Co. (a)	6,299	166,608

		2,429,671
Real Estate Investment Trusts (REITs) — 8.3%
Acadia Realty Trust	32,727	1,141,518
AG Mortgage Investment Trust, Inc.	14,344	270,241
Agree Realty Corp.	8,813	290,565
Alexander & Baldwin, Inc.	23,199	1,001,733

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	19

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Alexander’s, Inc.	1,010	$461,146
Altisource Residential Corp.	27,369	570,917
American Assets Trust, Inc.	13,915	602,241
American Capital Mortgage Investment Corp.	24,981	448,659
American Residential Properties, Inc. (a)	15,749	283,324
Anworth Mortgage Asset Corp.	52,035	264,858
Apollo Commercial Real Estate Finance, Inc.	28,478	489,252
Ares Commercial Real Estate Corp.	15,143	167,330
Armada Hoffler Properties, Inc.	13,614	145,125
ARMOUR Residential REIT, Inc.	174,414	552,892
Ashford Hospitality Prime, Inc.	11,373	190,725
Ashford Hospitality Trust, Inc.	38,740	372,679
Associated Estates Realty Corp.	27,838	687,042
Aviv REIT, Inc.	9,520	347,480
Campus Crest Communities, Inc.	31,715	227,079
Capstead Mortgage Corp.	46,448	546,693
CareTrust REIT, Inc.	13,337	180,850
Catchmark Timber Trust, Inc.	9,014	105,644
Cedar Realty Trust, Inc.	41,822	313,247
Chambers Street Properties	114,868	905,160
Chatham Lodging Trust	18,662	548,849
Chesapeake Lodging Trust	26,429	894,093
Colony Financial, Inc.	51,834	1,343,537
CorEnergy Infrastructure Trust, Inc.	22,373	155,045
Coresite Realty Corp.	10,178	495,465
Cousins Properties, Inc.	105,588	1,119,233
CubeSmart	77,821	1,879,377
CyrusOne, Inc.	15,985	497,453
CYS Investments, Inc.	79,852	711,481
DCT Industrial Trust, Inc.	39,769	1,378,394
DiamondRock Hospitality Co.	93,118	1,315,757
DuPont Fabros Technology, Inc.	30,753	1,005,008
Dynex Capital, Inc.	27,408	232,146
Easterly Government Properties, Inc. (a)	6,769	108,642
EastGroup Properties, Inc.	15,019	903,243
Education Realty Trust, Inc.	16,857	596,401
Empire State Realty Trust, Inc., Class A	44,525	837,515
EPR Properties	27,444	1,647,463
Equity One, Inc.	30,698	819,330
Excel Trust, Inc.	29,653	415,735
FelCor Lodging Trust, Inc.	59,105	679,116
First Industrial Realty Trust, Inc.	51,963	1,113,567
First Potomac Realty Trust	28,395	337,617
Franklin Street Properties Corp.	42,947	550,581
Geo Group, Inc.	34,749	1,519,921
Getty Realty Corp.	12,430	226,226
Gladstone Commercial Corp.	10,188	189,599

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Government Properties Income Trust	26,595	$607,696
Gramercy Property Trust, Inc.	22,497	631,491
Great Ajax Corp. (a)	2,564	37,255
Hatteras Financial Corp.	46,561	845,548
Healthcare Realty Trust, Inc.	46,211	1,283,742
Hersha Hospitality Trust	97,540	631,084
Highwoods Properties, Inc.	43,289	1,981,770
Hudson Pacific Properties, Inc.	31,584	1,048,273
InfraREIT, Inc.	10,977	313,832
Inland Real Estate Corp.	42,821	457,756
Invesco Mortgage Capital, Inc.	59,591	925,448
Investors Real Estate Trust	54,226	406,695
iStar Financial, Inc. (a)	40,444	525,772
Kite Realty Group Trust	16,128	454,326
KYTHERA Biopharmaceuticals, Inc. (a)	9,337	468,251
LaSalle Hotel Properties	53,013	2,060,085
Lexington Realty Trust	99,661	979,668
LTC Properties, Inc.	16,820	773,720
Mack-Cali Realty Corp.	42,801	825,203
Medical Properties Trust, Inc.	99,980	1,473,705
Monmouth Real Estate Investment Corp., Class A	27,512	305,658
National Health Investors, Inc.	18,031	1,280,381
New Residential Investment Corp.	68,156	1,024,385
New York Mortgage Trust, Inc.	52,585	408,060
New York REIT, Inc.	78,604	823,770
One Liberty Properties, Inc.	5,792	141,441
Owens Realty Mortgage, Inc. REIT	5,134	76,907
Parkway Properties, Inc.	37,733	654,668
Pebblebrook Hotel Trust	34,252	1,595,116
Pennsylvania Real Estate Investment Trust	32,758	760,968
PennyMac Mortgage Investment Trust (c)	28,817	613,514
Physicians Realty Trust	34,213	602,491
Potlatch Corp.	19,717	789,469
PS Business Parks, Inc.	9,388	779,580
QTS Realty Trust, Inc., Class A	6,528	237,684
RAIT Financial Trust	38,843	266,463
Ramco-Gershenson Properties Trust	36,798	684,443
Redwood Trust, Inc.	40,316	720,447
Resource Capital Corp.	64,864	294,483
Retail Opportunity Investments Corp.	43,375	793,762
Rexford Industrial Realty, Inc.	28,431	449,494
RLJ Lodging Trust	62,876	1,968,648
Rouse Properties, Inc.	17,896	339,308
Sabra Health Care REIT, Inc.	28,459	943,416
Saul Centers, Inc.	4,880	279,136
Select Income REIT	18,152	453,618

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	20

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (concluded)
Silver Bay Realty Trust Corp.	17,380	$280,861
Sovran Self Storage, Inc.	16,747	1,573,213
STAG Industrial, Inc.	27,181	639,297
Starwood Waypoint Residential Trust	19,404	501,593
STORE Capital Corp.	15,535	362,742
Strategic Hotels & Resorts, Inc. (a)	127,083	1,579,642
Summit Hotel Properties, Inc.	41,994	590,856
Sun Communities, Inc.	23,044	1,537,496
Sunstone Hotel Investors, Inc.	98,905	1,648,746
Terreno Realty Corp.	20,593	469,520
Trade Street Residential, Inc.	8,842	63,309
UMH Properties, Inc.	11,555	116,359
Universal Health Realty Income Trust	4,736	266,400
Urstadt Biddle Properties, Inc., Class A	12,676	292,309
Walter Investment Management Corp. (a)(b)	18,408	297,289
Washington Real Estate Investment Trust	32,372	894,438
Western Asset Mortgage Capital Corp. (b)	19,692	296,955
Whitestone REIT	11,742	186,463

		77,703,312
Recreational Vehicles & Boats — 0.4%
Arctic Cat, Inc.	6,107	221,806
Brunswick Corp.	43,934	2,260,404
Drew Industries, Inc.	11,329	697,187
Malibu Boats, Inc. (a)	3,990	93,167
Marine Products Corp.	5,203	44,590
Winnebago Industries, Inc.	13,221	281,078

		3,598,232
Rental & Leasing Services: Consumer — 0.1%
Rent-A-Center, Inc.	25,397	696,894
Restaurants — 1.9%
Biglari Holdings, Inc. (a)	845	349,915
BJ’s Restaurants, Inc. (a)	10,424	525,891
Bob Evans Farms, Inc.	11,910	550,957
Bravo Brio Restaurant Group, Inc. (a)	7,309	107,369
Buffalo Wild Wings, Inc. (a)	8,974	1,626,448
Carrols Restaurant Group, Inc. (a)	16,553	137,224
The Cheesecake Factory, Inc.	23,614	1,164,879
Cracker Barrel Old Country Store, Inc.	9,139	1,390,407
Dave & Buster’s Entertainment, Inc. (a)	3,301	100,548
Denny’s Corp. (a)	41,941	478,127
Diamond Resorts International, Inc. (a)	17,137	572,890
Common Stocks	Shares	Value
Restaurants (concluded)
DineEquity, Inc.	8,015	$857,685
El Pollo Loco Holdings, Inc. (a)(b)	3,847	98,522
Ellie Mae, Inc. (a)	13,490	746,132
Famous Dave’s Of America, Inc. (a)(b)	2,111	60,164
Fiesta Restaurant Group, Inc. (a)	12,873	785,253
The Habit Restaurants, Inc. (a)(b)	2,690	86,457
Ignite Restaurant Group, Inc. (a)	3,176	15,404
Jack in the Box, Inc.	19,191	1,840,801
Jamba, Inc. (a)	7,982	117,415
Krispy Kreme Doughnuts, Inc. (a)	31,369	627,066
Nathan’s Famous, Inc.	1,483	80,304
Noodles & Co. (a)(b)	5,107	89,066
Papa John’s International, Inc.	14,693	908,174
Papa Murphy’s Holdings, Inc. (a)(b)	3,126	56,706
Popeyes Louisiana Kitchen, Inc. (a)	11,368	680,034
Potbelly Corp. (a)	6,936	95,023
Red Robin Gourmet Burgers, Inc. (a)	6,894	599,778
Ruby Tuesday, Inc. (a)	30,031	180,486
Ruth’s Hospitality Group, Inc.	17,448	277,074
Shake Shack, Inc., Class A Class A (a)	2,689	134,584
Sonic Corp.	26,155	829,114
Texas Roadhouse, Inc.	32,666	1,190,022
Zoe’s Kitchen, Inc. (a)	2,731	90,915

		17,450,834
Scientific Instruments: Control & Filter — 0.4%
Brady Corp., Class A	23,046	651,971
CIRCOR International, Inc.	8,531	466,646
Energy Recovery, Inc. (a)(b)	18,311	47,425
ESCO Technologies, Inc.	12,766	497,619
The Gorman-Rupp Co.	9,119	273,114
Sun Hydraulics Corp.	10,671	441,353
Thermon Group Holdings, Inc. (a)	15,402	370,726
Watts Water Technologies, Inc., Class A	13,678	752,700

		3,501,554
Scientific Instruments: Electrical — 0.5%
AZZ, Inc.	12,287	572,451
EnerSys, Inc.	21,177	1,360,411
Franklin Electric Co., Inc.	22,822	870,431
GrafTech International Ltd. (a)	54,744	212,954
Houston Wire & Cable Co.	8,576	83,445
Littelfuse, Inc.	10,791	1,072,518
Preformed Line Products Co.	1,225	51,609
Taser International, Inc. (a)	25,940	625,413

		4,849,232
Scientific Instruments: Gauges & Meters — 0.2%
Badger Meter, Inc.	6,947	416,403

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	21

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Scientific Instruments: Gauges & Meters (concluded)
FARO Technologies, Inc. (a)	8,294	$515,306
Itron, Inc. (a)	18,578	678,283
Mesa Laboratories, Inc.	1,349	97,398
Vishay Precision Group, Inc. (a)	5,879	93,653

		1,801,043
Scientific Instruments: Pollution Control — 0.2%
Ceco Environmental Corp.	9,935	105,410
Darling International, Inc. (a)	79,270	1,110,573
Heritage-Crystal Clean, Inc. (a)	4,919	57,552
Team, Inc. (a)	9,916	386,526
U.S. Ecology, Inc.	10,320	515,690

		2,175,751
Securities Brokerage & Services — 0.4%
BGC Partners, Inc., Class A	83,424	788,357
FXCM, Inc., Class A	21,630	46,072
Gain Capital Holdings, Inc.	10,762	105,145
INTL. FCStone, Inc. (a)	7,352	218,575
Investment Technology Group, Inc. (a)	16,057	486,687
Ladenburg Thalmann Financial Services, Inc. (a)	47,110	181,844
MarketAxess Holdings, Inc.	18,053	1,496,594

		3,323,274
Semiconductors & Components — 2.7%
Alpha & Omega Semiconductor Ltd. (a)	9,868	87,924
Amkor Technology, Inc. (a)	40,880	361,175
Applied Micro Circuits Corp. (a)	38,186	194,749
Audience, Inc. (a)	5,958	27,049
Cavium, Inc. (a)	25,085	1,776,520
Ceva, Inc. (a)	10,003	213,264
Cirrus Logic, Inc. (a)	29,789	990,782
Cypress Semiconductor Corp. (a)	145,659	2,055,248
Diodes, Inc. (a)	17,536	500,828
DSP Group, Inc. (a)	10,528	126,125
Entropic Communications, Inc. (a)	41,114	121,697
Exar Corp. (a)	18,441	185,332
Fairchild Semiconductor International, Inc. (a)	55,328	1,005,863
FormFactor, Inc. (a)	26,090	231,418
Inphi Corp. (a)	15,190	270,838
Integrated Device Technology, Inc. (a)	64,017	1,281,620
Integrated Silicon Solution, Inc.	14,738	263,663
Intersil Corp., Class A	61,718	883,802
IXYS Corp.	11,762	144,908
Kopin Corp. (a)	31,203	109,835
Lattice Semiconductor Corp. (a)	56,790	360,049
MA-COM Technology Solutions Holdings, Inc. (a)	6,223	231,869
Common Stocks	Shares	Value
Semiconductors & Components (concluded)
MaxLinear, Inc., Class A (a)	13,994	$113,771
Micrel, Inc.	20,994	316,589
Microsemi Corp. (a)	44,844	1,587,478
Monolithic Power Systems, Inc.	18,509	974,499
OmniVision Technologies, Inc. (a)	26,927	710,065
Pericom Semiconductor Corp.	10,465	161,893
PMC—Sierra, Inc. (a)	83,332	773,321
Power Integrations, Inc.	14,632	762,035
Qorvo, Inc. (a)	68,244	5,439,047
QuickLogic Corp. (a)(b)	24,475	47,237
Rambus, Inc. (a)	54,788	688,959
Rubicon Technology, Inc. (a)	12,638	49,794
Semtech Corp. (a)	32,317	861,086
Silicon Laboratories, Inc. (a)	20,577	1,044,694
Vitesse Semiconductor Corp. (a)	26,184	139,037

		25,094,063
Semiconductors & Semiconductor Equipment — 0.1%
Ambarella, Inc. (a)(b)	13,832	1,047,221
Cascade Microtech, Inc. (a)	6,200	84,196
Xcerra Corp. (a)	25,059	222,774

		1,354,191
Shipping — 0.5%
Baltic Trading Ltd.	22,975	34,233
Frontline Ltd. (a)(b)	34,482	77,240
GasLog Ltd.	20,556	399,198
Gulfmark Offshore, Inc., Class A	11,817	154,094
International Shipholding Corp.	2,641	31,982
Knightsbridge Tankers Ltd. (b)	15,128	75,640
Matson, Inc.	20,529	865,503
Navios Maritime Holdings, Inc.	37,678	157,494
Nordic American Offshore, Ltd. (b)	8,356	76,541
Nordic American Tankers Ltd.	43,130	513,678
Safe Bulkers, Inc.	20,456	73,437
Scorpio Tankers, Inc.	78,951	743,718
Ship Finance International Ltd.	28,462	421,238
Teekay Tankers Ltd., Class A	39,345	225,840
Ultrapetrol Bahamas Ltd. (a)	9,205	13,347
UTI Worldwide, Inc. (a)	43,911	540,105

		4,403,288
Software — 0.3%
Actua Corp. (a)	19,885	308,019
Castlight Health, Inc. (a)(b)	5,879	45,621
Comverse, Inc. (a)	10,592	208,662
Five9, Inc. (a)	5,079	28,239
FleetMatics Group PLC (a)	17,967	805,820
Gigamon, Inc. (a)	11,448	243,155
Globant SA (a)	3,155	66,444
Kofax, Ltd. (a)	35,260	386,097
MobileIron, Inc. (a)	5,796	53,671
Model N, Inc. (a)	8,808	105,344

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	22

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Software (concluded)
Park City Group, Inc. (a)(b)	4,583	$63,154
Paycom Software, Inc. (a)	3,143	100,765
Qualys, Inc. (a)	9,628	447,509
Rally Software Development Corp. (a)	11,712	183,761
The Rubicon Project, Inc. (a)	3,705	66,394
Vringo, Inc. (a)(b)	30,292	19,702

		3,132,357
Specialty Retail — 3.2%
1-800-Flowers.com, Inc., Class A (a)	11,876	140,493
Aeéropostale, Inc. (a)	36,603	127,012
America’s Car-Mart, Inc. (a)	3,689	200,128
American Eagle Outfitters, Inc.	92,550	1,580,754
ANN, Inc. (a)	22,256	913,164
Asbury Automotive Group, Inc. (a)	12,890	1,071,159
Barnes & Noble, Inc. (a)	19,745	468,944
bebe Stores, Inc.	14,016	50,878
Big 5 Sporting Goods Corp.	8,820	117,041
Blue Nile, Inc. (a)	5,985	190,562
Boot Barn Holdings, Inc. (a)	2,672	63,914
Brown Shoe Co., Inc.	20,977	688,046
The Buckle, Inc.	13,546	692,065
Build-A-Bear Workshop, Inc. (a)	5,705	112,103
Burlington Stores, Inc. (a)	13,743	816,609
The Cato Corp., Class A	13,169	521,492
The Children’s Place Retail Stores, Inc.	10,647	683,431
Christopher & Banks Corp. (a)	16,932	94,142
Citi Trends, Inc. (a)	7,409	200,043
Conn’s, Inc. (a)(b)	13,355	404,389
The Container Store Group, Inc. (a)(b)	8,224	156,667
Destination Maternity Corp.	6,360	95,782
Destination XL Group, Inc. (a)	16,807	83,027
Express, Inc. (a)	40,085	662,605
The Finish Line, Inc., Class A	23,293	571,144
Five Below, Inc. (a)	25,802	917,777
Francesca’s Holdings Corp. (a)	20,560	365,968
FTD Cos., Inc. (a)	9,181	274,879
Genesco, Inc. (a)	11,551	822,778
Group 1 Automotive, Inc.	11,651	1,005,831
Guess?, Inc.	29,227	543,330
Haverty Furniture Cos., Inc.	9,455	235,240
hhgregg, Inc. (a)	5,971	36,602
Hibbett Sports, Inc. (a)	12,502	613,348
Lands’ End, Inc. (a)	7,972	286,035
Lithia Motors, Inc., Class A	10,934	1,086,949
Lumber Liquidators Holdings, Inc. (a)(b)	13,300	409,374
MarineMax, Inc. (a)	11,971	317,351
Mattress Firm Holding Corp. (a)	7,183	500,224
Common Stocks	Shares	Value
Specialty Retail (concluded)
The Men’s Wearhouse, Inc.	22,759	$1,188,020
Monro Muffler Brake, Inc.	15,111	982,971
New York & Co., Inc. (a)	12,643	31,608
Office Depot, Inc. (a)	254,519	2,341,575
Pacific Sunwear of California, Inc. (a)	22,538	62,205
The Pep Boys-Manny Moe & Jack (a)	25,053	241,010
Pier 1 Imports, Inc.	45,682	638,634
Regis Corp. (a)	21,072	344,738
Restoration Hardware Holdings, Inc. (a)	14,987	1,486,561
RetailMeNot, Inc. (a)	14,570	262,406
Shoe Carnival, Inc.	7,229	212,822
Shutterfly, Inc. (a)	18,534	838,478
Sonic Automotive, Inc., Class A	19,253	479,400
Sportsman’s Warehouse Holdings, Inc. (a)	4,880	38,991
Stage Stores, Inc.	15,380	352,510
Stamps.com, Inc. (a)	6,840	460,264
Stein Mart, Inc.	13,127	163,431
Systemax, Inc. (a)	5,534	67,626
Tilly’s, Inc., Class A (a)	5,419	84,807
Vitamin Shoppe, Inc. (a)	14,868	612,413
Wayfair, Inc., Class A (a)(b)	6,229	200,076
Zumiez, Inc. (a)	9,973	401,413

		29,613,239
Steel — 0.1%
AK Steel Holding Corp. (a)	86,137	385,032
Carbonite, Inc. (a)	8,212	117,432
Handy & Harman Ltd. (a)	1,921	78,876
Olympic Steel, Inc.	4,453	59,937
Ryerson Holding Corp. (a)	6,480	41,278
Schnitzer Steel Industries, Inc., Class A	12,512	198,440
Shiloh Industries, Inc. (a)	3,688	51,780
Universal Stainless & Alloy Products, Inc. (a)	3,373	88,440

		1,021,215
Technology: Miscellaneous — 0.2%
Benchmark Electronics, Inc. (a)	25,963	623,891
CTS Corp.	16,370	294,496
Fabrinet (a)	16,957	322,014
Kimball Electronics, Inc. (a)	12,317	174,162
Pendrell Corp. (a)	77,103	100,234
Plexus Corp. (a)	16,329	665,733

		2,180,530
Telecommunications Equipment — 0.2%
Applied Optoelectronics, Inc. (a)	7,470	103,684
CalAmp Corp. (a)	17,431	282,208

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	23

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Telecommunications Equipment (concluded)
Clearfield, Inc. (a)	5,320	$78,842
Inteliquent, Inc.	15,747	247,858
Oclaro, Inc. (a)	45,201	89,498
Tessco Technologies, Inc.	2,592	63,919
Ubiquiti Networks, Inc.	14,340	423,747
Vocera Communications, Inc. (a)	11,411	113,197

		1,402,953
Textile Products — 0.1%
Culp, Inc.	4,276	114,383
The Dixie Group, Inc. (a)	6,913	62,562
Interface, Inc.	31,973	664,399
Unifi, Inc. (a)	6,863	247,686

		1,089,030
Textiles Apparel & Shoes — 0.9%
Columbia Sportswear Co.	13,108	798,277
Crocs, Inc. (a)	36,695	433,368
G-III Apparel Group Ltd. (a)	9,194	1,035,704
Iconix Brand Group, Inc. (a)	23,196	781,009
Oxford Industries, Inc.	7,038	531,017
Perry Ellis International, Inc. (a)	5,733	132,776
Quiksilver, Inc. (a)	63,053	116,648
Sequential Brands Group, Inc. (a)	7,906	84,594
Skechers U.S.A., Inc., Class A (a)	18,759	1,348,960
Steven Madden Ltd. (a)	27,461	1,043,518
Tumi Holdings, Inc. (a)	24,466	598,438
Vera Bradley, Inc. (a)	10,319	167,478
Vince Holding Corp. (a)	5,235	97,109
Weyco Group, Inc.	3,110	92,989
Wolverine World Wide, Inc.	47,859	1,600,884

		8,862,769
Tobacco — 0.1%
22nd Century Group Inc. (a)(b)	20,815	17,901
Alliance One International, Inc. (a)	39,744	43,718
Universal Corp.	11,048	521,024
Vector Group Ltd.	36,293	797,357

		1,380,000
Toys — 0.0%
JAKKS Pacific, Inc. (a)	8,811	60,267
LeapFrog Enterprises, Inc. (a)	30,795	67,133

		127,400
Transportation Miscellaneous — 0.3%
Echo Global Logistics, Inc. (a)	11,393	310,573
General Finance Corp. (a)	5,588	45,095
Hub Group, Inc., Class A (a)	17,666	694,097
Scorpio Bulkers, Inc. (a)	62,570	148,291
Textainer Group Holdings Ltd.	10,454	313,515
Wesco Aircraft Holdings, Inc. (a)	25,380	388,822
Common Stocks	Shares	Value
Transportation Miscellaneous (concluded)
XPO Logistics, Inc. (a)	25,199	$1,145,799

		3,046,192
Truckers — 0.7%
ArcBest Corp.	12,504	473,777
Celadon Group, Inc.	10,236	278,624
Forward Air Corp.	14,915	809,884
FRP Holdings, Inc. (a)	3,061	111,420
Heartland Express, Inc.	25,958	616,762
Knight Transportation, Inc.	28,554	920,866
Marten Transport Ltd.	11,110	257,752
PAM Transportation Services, Inc. (a)	1,402	80,293
Patriot Transportation Holding, Inc. (a)	974	24,321
Quality Distribution, Inc. (a)	12,793	132,152
Roadrunner Transportation Systems, Inc. (a)	13,433	339,452
Saia, Inc. (a)	11,819	523,582
Swift Transportation Co. (a)	40,910	1,064,478
Universal Truckload Services, Inc.	3,187	80,249
USA Truck, Inc. (a)	2,984	82,627
Werner Enterprises, Inc.	21,335	670,132
YRC Worldwide, Inc. (a)	15,199	272,974

		6,739,345
Utilities: Electrical — 1.7%
ALLETE, Inc.	20,986	1,107,221
Atlantic Power Corp.	57,213	160,769
Avista Corp.	28,973	990,297
Black Hills Corp.	21,122	1,065,394
Cleco Corp.	28,980	1,579,990
El Paso Electric Co.	18,923	731,185
The Empire District Electric Co.	20,281	503,374
IDACORP, Inc.	24,145	1,517,996
MGE Energy, Inc.	16,664	738,548
NorthWestern Corp.	22,512	1,210,921
NRG Yield, Inc., Class A	11,536	585,221
Otter Tail Corp.	17,532	564,004
Pattern Energy Group, Inc.	21,226	601,120
PNM Resources, Inc.	36,647	1,070,092
Portland General Electric Co.	37,617	1,395,215
Spark Energy, Inc., Class A	1,501	22,140
TCP International Holdings Ltd. (a)	3,336	6,138
UIL Holdings Corp.	27,142	1,395,642
Unitil Corp.	6,609	229,795

		15,475,062
Utilities: Gas Distributors — 0.9%
Chesapeake Utilities Corp.	7,019	355,232
The Laclede Group, Inc.	20,706	1,060,561
New Jersey Resources Corp.	40,197	1,248,519
Northwest Natural Gas Co.	13,021	624,357

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	24

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Utilities: Gas Distributors (concluded)
Piedmont Natural Gas Co., Inc.	37,275	$1,375,820
South Jersey Industries, Inc.	15,883	862,129
Southwest Gas Corp.	22,247	1,294,108
WGL Holdings, Inc.	24,825	1,400,130

		8,220,856
Utilities: Miscellaneous — 0.1%
Ormat Technologies, Inc.	15,871	603,415
Utilities: Telecommunications — 0.9%
8x8, Inc. (a)	42,702	358,697
Atlantic Tele-Network, Inc.	4,530	313,567
Boingo Wireless, Inc. (a)	10,671	80,459
Cincinnati Bell, Inc. (a)	101,812	359,396
Cogent Communications Group, Inc.	22,385	790,862
Consolidated Communications Holdings, Inc.	24,233	494,353
Fairpoint Communications, Inc. (a)	9,813	172,709
General Communication, Inc., Class A (a)	17,563	276,793
Globalstar, Inc. (a)(b)	129,550	431,402
GTT Communications, Inc. (a)	7,956	150,209
Hawaiian Telcom Holdco, Inc. (a)	4,996	133,043
IDT Corp., Class B	7,892	140,083
inContact, Inc. (a)	29,338	319,784
Iridium Communications, Inc. (a)	38,934	378,049
j2 Global, Inc.	22,767	1,495,337
Lumos Networks Corp.	8,961	136,745
magicJack VocalTec Ltd. (a)	9,465	64,741
NeuStar, Inc., Class A (a)(b)	9,676	238,223
NTELOS Holdings Corp.	8,432	40,474
ORBCOMM, Inc. (a)	25,552	152,545
Premiere Global Services, Inc. (a)	22,691	216,926
Shenandoah Telecommunications Co.	11,600	361,456
Spok Holdings, Inc.	10,144	194,460
Vonage Holdings Corp. (a)	83,849	411,699
West Corp.	18,441	622,015

		8,334,027
Utilities: Water — 0.2%
American States Water Co.	18,532	739,242
Artesian Resources Corp., Class A	3,685	78,822
California Water Service Group	22,989	563,460
Connecticut Water Service, Inc.	5,042	183,176
Middlesex Water Co.	7,424	168,970
SJW Corp.	7,618	235,472
Common Stocks	Shares	Value
Utilities: Water (concluded) — 0.2%
York Water Co.	6,142	$149,128

		2,118,270
Total Common Stocks — 92.5%		867,421,440

Other Interests (d) — 0.0%	Beneficial Interest (000)
Gerber Scientific, Inc.	$13	129

Rights — 0.0%	Shares
Utilities: Telecommunications — 0.0%
Leap Wireless, CVR (a)	28,200	71,064

Warrants (e) — 0.0%
Magnum Hunter Resources Corp., (Issued 10/15/13, 1 Share for 10 Warrant, Expires 4/15/16, Strike Price $8.50)	7,791	—
Total Long-Term Investments (Cost — $571,195,255) — 92.5%		867,492,633

Short-Term Securities
BlackRock Liquidity Funds, TempCash, Institutional Class, 0.03%, (c)(f)	69,937,992	$69,937,992

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.20% (c)(f)(g)	$18,743	18,743,259
Total Short-Term Securities (Cost — $88,681,251) — 7.5%		88,681,251
Total Investments (Cost — $659,876,506) — 100.0%		956,173,884
Liabilities in Excess of Other Assets — (0.0)%		(18,789,637)

Net Assets — 100.0%		$937,384,247

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	25

Schedule of Investments (continued)	Master Small Cap Index Series

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$677,899,122

Gross unrealized appreciation	$327,354,923
Gross unrealized depreciation	(49,080,161)

Net unrealized appreciation	$278,274,762

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of the Master Series for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2015	Value at March 31, 2015	Income	Realized Gain (Loss)
BlackRock Liquidity Funds, TempFund, Institutional Class	14,055,813	55,882,179	[1]	—	69,937,992	$69,937,992	$5,961	$—
BlackRock Liquidity Series, LLC, Money Market Series	$18,352,402	$390,857	[1]		$18,743,259	$18,743,259	$394,815	$—
PennyMac Financial Services, Inc.	5,912	—		—	5,912	$100,327	$—	$—
PennyMac Mortgage Investment Trust	28,817	—		—	28,817	$613,514	$18,247	$—
[1] Represents net shares/beneficial interest purchased.

(d)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(e)	Warrants entitle the Master Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(f)	Represents the current yield as of report date.

(g)	Security was purchased with the cash collateral from loaned securities. The Master Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	As of March 31, 2015, financial futures contracts outstanding were as follows:

Contracts Long	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
460	Russell 2000 Mini Index	ICE Futures U.S. Indices	June 2015	$57,449,400	$141,061

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	26

Schedule of Investments (continued)	Master Small Cap Index Series

•

For Series compliance purposes, the Series‘ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master Series’s policy regarding valuation of investments and derivative financial instruments, please refer to the Series’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following tables summarize the Series’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]
Common Stocks	$867,391,410	—	$30,030	$867,421,440
Other Interests	—	—	129	129
Rights	—	—	71,064	71,064
Short-Term Securities	69,937,992	$18,743,259	—	88,681,251

Total	$937,329,402	$18,743,259	$101,223	$956,173,884

[1] See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Equity contracts	$141,061	—	—	$141,061
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	27

Schedule of Investments (concluded)	Master Small Cap Index Series

The Series may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$552,547	—	—	$552,547
Cash pledged for financial futures contracts	1,393,000	—	—	1,393,000
Liabilities:
Collateral on securities loaned at value	—	$(18,743,259)	—	(18,743,259)

Total	$1,945,547	$(18,743,259)	—	$(16,797,712)

During the period ended March 31, 2015, there were no transfers between levels.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	28

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Index Funds, Inc. and Quantitative Master Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date:	May 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date:	May 22, 2015